Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
January 31, 2021
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 91.6%
Alabama — 1 .3%
$ 2,000,000 Alabama Federal Aid Highway
Finance Authority Highway
Improvements Revenue Bonds,
Series A,
5 .00% ,
09/01/22
............ 2,154,400
1,750,000 Alabama Federal Aid Highway Finance
Authority Public Improvement
Revenue Bonds,
5 .00% ,
09/01/21
............ 1,799,753
1,500,000 Alabama Public School & College
Authority Advance Refunding
Revenue Bonds, Series B,
5 .00% ,
05/01/24
............ 1,735,080
5,000,000 Alabama Public School & College
Authority School Improvements
Revenue Bonds, Series A,
5 .00% ,
11/01/29
............ 6,842,350
8,000,000 Alabama Public School and College
Authority School Improvements
Revenue Bonds, Series A,
5 .00% ,
11/01/33
............ 10,978,320
1,250,000 Auburn University,
0 .92% ,
06/01/25
............ 1,263,700
1,250,000 Auburn University,
1 .20% ,
06/01/26
............ 1,271,325
1,250,000 Auburn University,
1 .30% ,
06/01/27
............ 1,270,450
1,000,000 Auburn University,
1 .50% ,
06/01/28
............ 1,018,290
1,100,000 Auburn University,
1 .60% ,
06/01/29
............ 1,113,717
1,000,000 Auburn University,
1 .70% ,
06/01/30
............ 1,009,410
3,030,000 City of Huntsville School Capital
Improvements Warrants
Refunding GO,
5 .00% ,
09/01/22
............ 3,263,916
3,660,000 City of Huntsville School Capital
Improvements Warrants
Refunding GO,
5 .00% ,
09/01/26
............ 4,283,554
1,500,000 City of Huntsville Warrants Refunding
GO, Series A,
5 .00% ,
08/01/26
............ 1,749,780
Principal
Amount Value
Alabama (continued)
$ 15,625,000 Water Works Board of the City of
Birmingham Water Utility
Improvements Revenue Bonds,
Series B,
5 .00% ,
01/01/45
(a) .......... 18,534,062
58,288,107
Arizona — 1 .5%
875,000 Arizona Department of Transportation
State Highway Fund Refunding
Revenue Bonds,
5 .00% ,
07/01/25
............ 1,017,336
1,300,000 Arizona Department of Transportation
State Highway Fund Refunding
Revenue Bonds, Series A,
5 .00% ,
07/01/29
(a) .......... 1,388,829
2,390,000 Arizona School Facilities Board
Advance Refunding COP, Series
A,
5 .00% ,
09/01/23
............ 2,683,062
150,000 Arizona State Board of Regents
Advance Refunding COP, Series
A,
5 .00% ,
06/01/22
............ 159,022
1,715,000 Arizona State Board of Regents
Advance Refunding COP, Series
A,
5 .00% ,
06/01/24
............ 1,952,939
1,250,000 Arizona Water Infrastructure Finance
Authority Refunding Revenue
Bonds, Series A,
5 .00% ,
10/01/26
............ 1,460,750
5,000,000 City of Phoenix Advance Refunding
GO,
5 .00% ,
07/01/25
............ 6,040,200
8,950,000 Salt River Project Agricultural
Improvement & Power District,
5 .00% ,
01/01/30
............ 11,587,207
5,000,000 Salt River Project Agricultural
Improvement & Power District
Advance Refunding Revenue
Bonds,
5 .00% ,
01/01/22
............ 5,223,750
8,850,000 Salt River Project Agricultural
Improvement & Power
District Electric Light & Power
Improvements Revenue Bonds,
Series A,
5 .00% ,
01/01/22
............ 9,246,038

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Arizona (continued)
$ 6,470,000 Salt River Project Agricultural
Improvement & Power
District Electric Light & Power
Improvements Revenue Bonds,
Series A,
5 .00% ,
01/01/23
............ 7,073,392
7,970,000 Salt River Project Agricultural
Improvement & Power
District Electric Light & Power
Improvements Revenue Bonds,
Series A,
5 .00% ,
01/01/27
............ 10,135,847
6,965,000 Salt River Project Agricultural
Improvement & Power
District Electric Light & Power
Improvements Revenue Bonds,
Series A,
5 .00% ,
01/01/28
............ 9,112,101
67,080,473
Arkansas — 0 .2%
7,250,000 State of Arkansas Public Improvements
GO,
5 .00% ,
10/01/26
............ 8,463,723
California — 3 .4%
200,000 California Municipal Finance
Authority Channing House
Project Advance Refunding
Revenue Bonds (State
Appropriation),
5 .00% ,
05/15/25
............ 239,028
1,410,000 City of Los Angeles Department of
Airports Airport & Marina Impt.
Revenue Bonds, Series A,
5 .00% ,
05/15/29
............ 1,863,541
1,160,000 City of Los Angeles Department of
Airports Airport & Marina Impt.
Revenue Bonds, Series A,
5 .00% ,
05/15/30
............ 1,559,805
1,360,000 City of Los Angeles Department of
Airports Airport & Marina Impt.
Revenue Bonds, Series A,
5 .00% ,
05/15/31
............ 1,859,052
1,840,000 City of Los Angeles Department of
Airports Airport & Marina Impt.
Revenue Bonds, Series A,
5 .00% ,
05/15/32
............ 2,498,757
Principal
Amount Value
California (continued)
$ 1,805,000 City of Los Angeles Department of
Airports Airport & Marina Impt.
Revenue Bonds, Series A,
5 .00% ,
05/15/33
............ 2,435,180
1,930,000 City of Los Angeles Department of
Airports Airport & Marina Impt.
Revenue Bonds, Series A,
5 .00% ,
05/15/34
............ 2,591,700
2,000,000 City of Los Angeles Department of
Airports Airport & Marina Impt.
Revenue Bonds, Series A,
5 .00% ,
05/15/46
............ 2,595,980
1,865,000 City of Los Angeles Department of
Airports Airport & Marina Impt.
Revenue Bonds, Series B,
5 .00% ,
05/15/35
............ 2,556,822
1,500,000 County of San Bernardino CA Arrow
Head Project Current Refunding
COP, Series A,
5 .00% ,
10/01/23
............ 1,682,085
5,000,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series B,
5 .00% ,
01/01/22
............ 5,205,050
5,000,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series B,
5 .00% ,
07/01/24
............ 5,818,950
3,500,000 Sacramento Municipal Utility District
Refunding Revenue Bonds, Sub-
Series B,
5 .00% ,
08/15/49
(b) .......... 4,132,870
6,850,000 San Bernardino Community College
District Advance Refunding GO,
1 .61% ,
08/01/27
............ 7,065,432
800,000 San Diego Regional Building
Authority Advance Refunding
Revenue Bonds, Series A,
5 .00% ,
10/15/24
............ 930,480
1,000,000 San Francisco Bay Area Rapid Transit
District Transit Improvements
GO,
5 .00% ,
08/01/24
............ 1,168,050

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
California (continued)
$ 10,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
2020,
5 .00% ,
05/01/37
............ 12,933,400
5,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
H,
5 .00% ,
05/01/21
............ 5,057,900
3,250,000 State of California Current Refunding
GO,
5 .00% ,
08/01/26
............ 4,083,495
2,000,000 State of California Current Refunding
GO,
5 .00% ,
04/01/27
............ 2,563,640
1,620,000 State of California Department
of Water Resources Advance
Refunding Revenue Bonds,
5 .00% ,
12/01/22
............ 1,765,444
2,865,000 State of California Department
of Water Resources Advance
Refunding Revenue Bonds, Series
AX,
5 .00% ,
12/01/21
............ 2,982,494
7,000,000 State of California Public
Improvements GO,
5 .00% ,
09/01/22
............ 7,541,590
3,000,000 State of California Public
Improvements GO,
5 .00% ,
03/01/26
............ 3,582,630
5,715,000 State of California Public
Improvements GO,
5 .00% ,
10/01/27
............ 7,059,111
750,000 State of California Refunding GO,
5 .00% ,
04/01/24
............ 864,600
8,000,000 State of California Refunding GO,
5 .00% ,
10/01/25
............ 9,409,680
10,000,000 State of California School
Improvements GO,
1 .75% ,
11/01/30
............ 10,222,200
7,230,000 State of California School
Improvements GO,
5 .00% ,
11/01/28
............ 9,386,564
10,000,000 State of California Water Utility
Improvements GO,
5 .00% ,
11/01/29
............ 13,664,400
Principal
Amount Value
California (continued)
$ 6,360,000 University of California (College
and University Revenue LOC)
Refunding Revenue Bonds, Series
AJ,
4 .60% ,
05/15/31
............ 7,672,768
1,235,000 Western Municipal Water District
Facilities Authority Water Utility
Improvements Revenue Bonds,
Series A,
5 .00% ,
10/01/37
............ 1,670,955
1,215,000 Western Municipal Water District
Facilities Authority Water Utility
Improvements Revenue Bonds,
Series A,
5 .00% ,
10/01/38
............ 1,633,859
1,335,000 Western Municipal Water District
Facilities Authority Water Utility
Improvements Revenue Bonds,
Series A,
5 .00% ,
10/01/39
............ 1,790,996
1,100,000 Western Municipal Water District
Facilities Authority Water Utility
Improvements Revenue Bonds,
Series A,
5 .00% ,
10/01/40
............ 1,468,269
149,556,777
Colorado — 1 .1%
800,000 City & County of Broomfield Advance
Refunding COP,
5 .00% ,
12/01/21
............ 831,920
10,000,000 City & County of Denver CO Airport
System Revenue,
5 .00% ,
12/01/32
............ 12,565,100
8,000,000 City & County of Denver CO Airport
System Revenue Refunding
Revenue Bonds, Series A1,
5 .00% ,
11/15/22
............ 8,669,280
2,175,000 City & County of Denver CO Airport
System Revenue Refunding
Revenue Bonds, Series A1,
5 .00% ,
11/15/32
............ 2,907,366
5,000,000 City & County of Denver CO Airport
System Revenue Refunding
Revenue Bonds, Series A2,
5 .00% ,
11/15/23
............ 5,653,600
2,300,000 City & County of Denver CO Airport
System Revenue Refunding
Revenue Bonds, Series A2,
5 .00% ,
11/15/25
............ 2,800,066

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Colorado (continued)
$ 4,000,000 City & County of Denver Co. Airport
System Refunding Revenue
Bonds, Series D,
5 .00% ,
11/15/31
(b) .......... 4,335,360
2,060,000 Colorado Higher Education Refunding
COP, Series A,
5 .00% ,
11/01/24
............ 2,410,736
2,000,000 Denver City & County School District
No 1 Refunding GO (State Aid
Intercept Program),
5 .00% ,
12/01/24
............ 2,364,560
100,000 Denver City & County School District
No 1 Refunding GO, Series C
(State Aid Withholding),
5 .00% ,
12/01/23
............ 113,581
1,180,000 Jefferson County School District
GO, Series R-1, (State Aid
Withholding),
5 .00% ,
12/15/22
............ 1,287,498
890,000 Weld County School District No RE-2
Eaton Schools Improvements
GO, (State Aid Intercept
Program),
5 .00% ,
12/01/23
............ 1,009,509
1,630,000 Western State Colorado University
Refunding Revenue Bonds (State
Aid Intercept Program),
5 .00% ,
05/15/26
............ 1,975,266
46,923,842
Connecticut — 2 .4%
9,000,000 Connecticut State Health &
Educational Facilities Authority
Refunding Revenue Bonds, Series
A,
1 .45% ,
07/01/42
(b) (c) ........ 9,169,020
10,000,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A-4,
2 .00% ,
07/01/49
(b) .......... 10,191,000
8,880,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series C-1,
5 .00% ,
07/01/40
(b) .......... 11,551,104
Principal
Amount Value
Connecticut (continued)
$ 10,000,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series S,
5 .00% ,
07/01/27
............ 12,910,900
1,000,000 Hartford County Metropolitan
District Refunding Notes GO,
5 .00% ,
03/01/25
............ 1,130,040
325,000 Hartford County Metropolitan
District Refunding Notes GO,
Series C, (AGM),
5 .00% ,
11/01/23
............ 365,469
5,860,000 Hartford County Metropolitan
District Refunding Notes GO,
Series C, (AGM),
5 .00% ,
11/01/25
............ 7,065,929
2,350,000 State of Connecticut Clean Water
Fund - State Revolving Fund
Refunding Revenue Bonds, Series
A,
5 .00% ,
03/01/29
............ 2,793,727
1,380,000 State of Connecticut Clean Water
Fund - State Revolving Fund
Refunding Revenue Bonds, Series
A,
5 .00% ,
05/01/31
............ 1,736,054
1,000,000 State of Connecticut Refunding GO,
Series B,
5 .00% ,
04/15/21
............ 1,009,870
32,445,000 State of Connecticut Refunding GO,
Series C,
5 .00% ,
06/01/23
............ 34,492,928
3,100,000 State of Connecticut Special Tax
Revenue Public Improvements
Revenue Bonds, Series A,
5 .00% ,
08/01/22
............ 3,324,781
1,250,000 State of Connecticut Special Tax
Revenue Transportation
Infrastructure Advance Refunding
Revenue Bonds,
5 .00% ,
08/01/22
............ 1,340,638
1,900,000 State of Connecticut Transportation
Infrastructure Refunding Revenue
Bonds,
5 .00% ,
09/01/24
............ 2,214,792
5,000,000 State of Connecticut Transportation
Infrastructure Revenue Bonds,
Series A,
5 .00% ,
09/01/27
............ 5,789,650

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Connecticut (continued)
$ 825,000 Town of New Canaan CT Refunding
GO, Series C,
5 .00% ,
04/01/25
............ 991,815
106,077,717
Delaware — 2 .4%
10,000,000 Delaware State Health Facilities
Authority Current Refundin
Revenue Bonds,
5 .00% ,
10/01/45
............ 12,760,400
2,415,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5 .00% ,
09/01/28
............ 3,163,312
1,165,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5 .00% ,
09/01/29
............ 1,555,228
1,250,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5 .00% ,
09/01/30
............ 1,698,725
1,250,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5 .00% ,
09/01/31
............ 1,687,487
5,000,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5 .00% ,
07/01/32
............ 6,850,400
1,500,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5 .00% ,
09/01/32
............ 2,011,995
3,400,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5 .00% ,
07/01/33
............ 4,630,766
1,250,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5 .00% ,
09/01/33
............ 1,667,175
1,875,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5 .00% ,
09/01/34
............ 2,491,031
1,000,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5 .00% ,
09/01/35
............ 1,323,400
Principal
Amount Value
Delaware (continued)
$ 3,825,000 Delaware Transportation Authority
Public Improvements Revenue
Bonds,
5 .00% ,
07/01/26
............ 4,786,452
5,010,000 State of Delaware Advance Refunding
GO, Series A,
5 .00% ,
01/01/28
............ 6,566,357
720,000 State of Delaware Current Refunding
GO, Series A,
5 .00% ,
10/01/26
............ 910,678
7,705,000 State of Delaware Current Refunding
GO, Series A,
5 .00% ,
10/01/27
............ 10,029,521
10,800,000 State of Delaware Public Facilities GO,
5 .00% ,
02/01/25
............ 12,875,112
9,650,000 State of Delaware Public Facilities GO,
5 .00% ,
02/01/26
............ 11,949,499
10,000,000 State of Delaware Public Facilities GO,
5 .00% ,
02/01/28
............ 13,136,000
2,885,000 State of Delaware Public
Improvements GO,
5 .00% ,
03/01/24
............ 3,315,471
103,409,009
District of Columbia — 1 .7%
8,000,000 District of Columbia,
5 .00% ,
10/01/21
............ 8,261,200
3,000,000 District of Columbia,
5 .00% ,
05/01/37
............ 4,029,750
1,000,000 District of Columbia Public
Improvements GO, Series A,
5 .00% ,
06/01/25
............ 1,206,180
3,000,000 District of Columbia Public
Improvements GO, Series A,
5 .00% ,
10/15/27
............ 3,904,650
4,145,000 District of Columbia Public
Improvements Revenue Bonds,
Series A,
5 .00% ,
03/01/25
............ 4,951,866
8,800,000 District of Columbia Public
Improvements Revenue Bonds,
Series A,
5 .00% ,
03/01/26
............ 10,911,648
3,500,000 District of Columbia Public
Improvements Revenue Bonds,
Series B,
5 .00% ,
10/01/27
............ 4,550,595
11,735,000 District of Columbia Refunding
Revenue Bonds, Series C,
5 .00% ,
10/01/23
............ 13,246,468

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
District of Columbia (continued)
$ 9,340,000 District of Columbia Transit
Improvements Revenue Bonds,
Series A,
5 .00% ,
03/01/26
............ 11,581,226
10,000,000 District of Columbia Water & Sewer
Authority Revenue Bonds, Series
B,
5 .00% ,
10/01/52
............ 12,263,000
74,906,583
Florida — 2 .0%
2,000,000 City of Tampa FL Water & Wastewater
System Revenue,
5 .00% ,
10/01/37
............ 2,714,720
3,970,000 County of Palm Beach Advance
Refunding Revenue Bonds,
5 .00% ,
11/01/26
............ 4,665,385
4,620,000 Florida Department of Management
Services Current Refunding
Revenue Bonds, Series A,
5 .00% ,
09/01/28
............ 5,946,217
1,065,000 Peace River Manasota Regional Water
Supply Authority Refunding
Revenue Bonds,
4 .00% ,
10/01/22
............ 1,132,926
1,255,000 Peace River Manasota Regional Water
Supply Authority Refunding
Revenue Bonds,
4 .00% ,
10/01/24
............ 1,424,400
1,000,000 Peace River Manasota Regional Water
Supply Authority Refunding
Revenue Bonds,
5 .00% ,
10/01/25
............ 1,215,220
3,990,000 State of Florida Advance Refunding
GO, Series B,
5 .00% ,
06/01/27
............ 4,970,383
20,005,000 State of Florida Current Refunding
GO,
5 .00% ,
07/01/24
............ 23,266,615
3,475,000 State of Florida Current Refunding
GO, Series A,
5 .00% ,
06/01/24
............ 4,035,691
2,845,000 State of Florida Current Refunding
GO, Series C,
5 .00% ,
06/01/25
............ 3,432,948
2,565,000 State of Florida Current Refunding
GO, Series D,
5 .00% ,
06/01/23
............ 2,857,153
Principal
Amount Value
Florida (continued)
$ 1,750,000 State of Florida Current Refunding
GO, Series F,
5 .00% ,
06/01/28
............ 2,183,142
2,380,000 State of Florida Department of
Transportation Turnpike System
Revenue,
5 .00% ,
07/01/22
............ 2,544,387
2,465,000 State of Florida Department of
Transportation Turnpike System
Revenue,
5 .00% ,
07/01/22
............ 2,635,258
1,100,000 State of Florida Economic Defeasance
GO, Series D,
5 .00% ,
06/01/28
............ 1,372,261
9,800,000 State of Florida Refunding GO,
5 .00% ,
07/01/24
............ 10,474,338
5,350,000 State of Florida Refunding GO, Series
C,
5 .00% ,
06/01/23
............ 5,959,365
3,895,000 State of Florida Refunding GO, Series
C,
5 .00% ,
06/01/24
............ 4,335,719
85,166,128
Georgia — 4 .7%
1,295,000 Americus-Sumter Payroll Development
Authority Current Refunding
Revenue Bonds,
5 .00% ,
06/01/32
............ 1,639,703
500,000 Barnesville-Lamar County Industrial
Development Authority Current
Refunding Revenue Bonds,
5 .00% ,
06/01/26
............ 612,770
1,010,000 Barnesville-Lamar County Industrial
Development Authority Current
Refunding Revenue Bonds,
5 .00% ,
06/01/33
............ 1,261,409
1,185,000 Brookhaven Development Authority
Children's Healthcare of Atlan
Revenue Bonds,
5 .00% ,
07/01/21
............ 1,208,973
1,950,000 Brookhaven Development Authority
Children's Healthcare of Atlan
Revenue Bonds,
5 .00% ,
07/01/23
............ 2,175,420
18,000,000 Brookhaven Development Authority
Children's Healthcare of Atlan
Revenue Bonds, Series A,
4 .00% ,
07/01/49
............ 21,223,620

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Georgia (continued)
$ 750,000 Cherokee County Board of Education
Advance Refunding GO, (State
Aid Withholding),
5 .00% ,
02/01/23
............ 822,675
2,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5 .00% ,
07/01/24
............ 2,325,340
3,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5 .00% ,
07/01/25
............ 3,621,210
2,225,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5 .00% ,
07/01/26
............ 2,776,155
9,445,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5 .00% ,
07/01/27
............ 12,111,607
3,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5 .00% ,
07/01/28
............ 3,939,180
1,400,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5 .00% ,
07/01/24
............ 1,616,860
2,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5 .00% ,
07/01/25
............ 2,392,720
2,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5 .00% ,
07/01/26
............ 2,467,600
3,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5 .00% ,
07/01/27
............ 3,795,060
3,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5 .00% ,
07/01/28
............ 3,876,420
260,000 Cobb County Development Authority
Advance Refunding Revenue
Bonds,
5 .00% ,
07/15/21
............ 265,465
Principal
Amount Value
Georgia (continued)
$ 2,710,000 Cobb County Development Authority
Advance Refunding Revenue
Bonds,
5 .00% ,
07/15/23
............ 3,004,929
200,000 Cobb County Kennestone Hospital
Authority,
5 .00% ,
04/01/25
............ 237,320
10,000,000 County of Forsyth Public
Improvements GO,
5 .00% ,
09/01/25
............ 12,196,900
3,250,000 Gainesville & Hall County Hospital
Authority,
5 .00% ,
02/15/21
............ 3,255,167
5,310,000 Gainesville & Hall County Hospital
Authority,
5 .00% ,
02/15/22
............ 5,550,968
4,250,000 Gainesville & Hall County Hospital
Authority,
5 .00% ,
02/15/23
............ 4,639,683
6,010,000 Gainesville & Hall County Hospital
Authority,
5 .00% ,
02/15/25
............ 7,077,256
3,000,000 Gainesville & Hall County Hospital
Authority,
5 .00% ,
02/15/26
............ 3,653,850
3,120,000 Gainesville & Hall County Hospital
Authority,
5 .00% ,
02/15/27
............ 3,903,713
2,165,000 Gainesville & Hall County Hospital
Authority,
5 .00% ,
02/15/28
............ 2,774,361
1,555,000 Gainesville & Hall County Hospital
Authority,
5 .00% ,
02/15/29
............ 2,035,666
1,750,000 Georgia State Road & Tollway
Authority Highway
Improvements Revenue Bonds,
5 .00% ,
06/01/28
............ 2,303,333
2,000,000 Georgia State Road & Tollway
Authority Highway
Improvements Revenue Bonds,
5 .00% ,
06/01/28
............ 2,629,020
3,800,000 Georgia State Road & Tollway
Authority Highway
Improvements Revenue Bonds,
5 .00% ,
06/01/29
............ 5,104,958
3,190,000 Georgia State Road & Tollway
Authority Highway
Improvements Revenue Bonds,
5 .00% ,
06/01/29
............ 4,285,478

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Georgia (continued)
$ 2,500,000 Georgia State Road & Tollway
Authority Highway
Improvements Revenue Bonds,
5 .00% ,
06/01/30
............ 3,432,475
3,000,000 Georgia State Road & Tollway
Authority Highway
Improvements Revenue Bonds,
5 .00% ,
06/01/30
............ 4,118,970
2,000,000 Georgia State Road & Tollway
Authority Refunding Revenue
Bonds, Series B,
5 .00% ,
06/01/21
............ 2,032,380
3,935,000 Lowndes County Board of Education
School Improvements GO (State
Aid Withholding),
5 .00% ,
02/01/22
............ 4,126,320
1,975,000 Lowndes County Board of Education
School Improvements GO (State
Aid Withholding),
5 .00% ,
02/01/23
............ 2,165,943
1,100,000 South Regional Joint Development
Authority Advance Refunding
Revenue Bonds,
5 .00% ,
08/01/26
............ 1,335,851
1,555,000 South Regional Joint Development
Authority Advance Refunding
Revenue Bonds,
5 .00% ,
08/01/26
............ 1,888,408
3,265,000 State of Georgia Advance Refunding
GO, Series C-1,
5 .00% ,
01/01/24
............ 3,727,389
11,295,000 State of Georgia Advance Refunding
GO, Series E,
5 .00% ,
12/01/26
............ 14,366,336
1,950,000 State of Georgia Public Improvements
GO, Series A-2,
5 .00% ,
02/01/25
............ 2,231,814
4,750,000 State of Georgia School Improvements
GO, Series A,
5 .00% ,
07/01/30
............ 6,429,362
2,500,000 State of Georgia School Improvements
GO, Series A (Tranche 1),
5 .00% ,
07/01/26
............ 3,139,125
2,230,000 State of Georgia School Improvements
GO, Series A-1,
5 .00% ,
02/01/25
............ 2,659,453
Principal
Amount Value
Georgia (continued)
$ 18,020,000 State of Georgia University and
College Improvements GO, Series
A-1,
5 .00% ,
02/01/24
............ 20,643,712
203,082,327
Hawaii — 2 .9%
10,000,000 City & County of Honolulu HI
Refunding GO,
5 .00% ,
09/01/25
............ 12,150,900
4,940,000 City & County of Honolulu HI
Transit Improvements GO,
5 .00% ,
09/01/29
(b) .......... 5,478,114
3,000,000 City & County of Honolulu Public
Improvements Refunding GO,
Series D,
5 .00% ,
08/01/23
............ 3,360,180
2,500,000 State of Hawaii Airports System
Revenue,
5 .00% ,
07/01/35
............ 3,112,450
10,000,000 State of Hawaii Airports System
Revenue Airport & Marina Impt.
Revenue Bonds, Series A,
5 .00% ,
07/01/31
............ 13,192,000
10,000,000 State of Hawaii Airports System
Revenue Airport & Marina Impt.
Revenue Bonds, Series A,
5 .00% ,
07/01/32
............ 13,121,000
5,865,000 State of Hawaii Airports System
Revenue Airport & Marina Impt.
Revenue Bonds, Series A,
5 .00% ,
07/01/33
............ 7,656,347
2,000,000 State of Hawaii Airports System
Revenue Current Refunding
Revenue Bonds, Series E,
1 .71% ,
07/01/26
............ 2,051,540
2,250,000 State of Hawaii Airports System
Revenue Current Refunding
Revenue Bonds, Series E,
1 .81% ,
07/01/27
............ 2,299,837
1,000,000 State of Hawaii Department of Budget
& Finance Queens Health System
Refunding Revenue Bonds, Series
A,
5 .00% ,
07/01/21
............ 1,018,620
1,500,000 State of Hawaii Harbor System
Revenue Airport & Marina Impt.
Revenue Bonds, Series A,
5 .00% ,
07/01/26
............ 1,832,790

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Hawaii (continued)
$ 4,165,000 State of Hawaii Harbor System
Revenue Airport & Marina Impt.
Revenue Bonds, Series A,
5 .00% ,
07/01/27
............ 5,206,666
5,000,000 State of Hawaii Harbor System
Revenue Airport & Marina Impt.
Revenue Bonds, Series A,
5 .00% ,
07/01/28
............ 6,394,750
3,915,000 State of Hawaii Harbor System
Revenue Airport & Marina Impt.
Revenue Bonds, Series A,
5 .00% ,
07/01/29
............ 5,109,232
3,750,000 State of Hawaii Harbor System
Revenue Airport & Marina Impt.
Revenue Bonds, Series A,
5 .00% ,
07/01/30
............ 4,986,937
8,000,000 State of Hawaii Harbor System
Revenue Airport & Marina Impt.
Revenue Bonds, Series A,
4 .00% ,
07/01/31
............ 9,841,520
10,000,000 State of Hawaii Harbor System
Revenue Airport & Marina Impt.
Revenue Bonds, Series A,
4 .00% ,
07/01/32
............ 12,184,700
2,500,000 State of Hawaii Harbor System
Revenue Current Refunding
Revenue Bonds, Series C,
4 .00% ,
07/01/31
............ 3,150,850
1,300,000 State of Hawaii Public Facilities GO,
Series FW,
5 .00% ,
01/01/30
............ 1,725,295
5,420,000 State of Hawaii Public Improvements
GO, Series EH,
5 .00% ,
08/01/33
(a) .......... 6,067,744
2,515,000 State of Hawaii Public Improvements
GO, Series FK,
5 .00% ,
05/01/29
............ 3,185,097
1,570,000 University of Hawaii Advance
Refunding Revenue Bonds, Series
F,
5 .00% ,
10/01/21
............ 1,619,000
1,180,000 University of Hawaii Advance
Refunding Revenue Bonds, Series
F,
5 .00% ,
10/01/22
............ 1,270,943
126,016,512
Principal
Amount Value
Idaho — 0 .1%
$ 900,000 Canyon County School District No
131 Nampa Advance Refunding
GO, (School Board GTY),
5 .00% ,
09/15/25
............ 1,080,468
1,500,000 Idaho Board Bank Authority
Refunding Revenue Bonds, Series
D,
5 .00% ,
09/15/23
............ 1,616,580
740,000 Madison County School District
No 321 Rexburg School
Improvements GO, (School
Board GTY), Series B,
5 .00% ,
09/15/28
............ 951,203
3,648,251
Illinois — 0 .1%
3,250,000 Metropolitan Water Reclamation
District of Greater Chicago
Current Refunding GO, Series A,
5 .00% ,
12/01/24
............ 3,824,697
2,000,000 Metropolitan Water Reclamation
District of Greater Chicago
Refunding GO, Series D,
5 .00% ,
12/01/22
............ 2,171,460
5,996,157
Indiana — 0 .1%
235,000 Columbus Multi-High School
Building Corp. Refunding
Revenue Bonds (State Aid
Intercept Program),
5 .00% ,
07/15/22
............ 251,142
1,330,000 GCS School Building Corp. One, First
Mortgage Refunding Revenue
Bonds (State Aid Intercept
Program),
5 .00% ,
01/15/22
............ 1,389,424
250,000 GCS School Building Corp. One, First
Mortgage Refunding Revenue
Bonds (State Aid Intercept
Program),
5 .00% ,
07/15/22
............ 266,983
2,000,000 Indiana Finance Authority University
Health Obligated Group Revenue
Bonds,
1 .65% ,
12/01/42
(a) (b) ........ 2,026,280
3,933,829

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Iowa — 0 .6%
$ 5,675,000 County of Polk Current Refunding
GO, Series C,
5 .00% ,
06/01/21
............ 5,767,049
4,000,000 County of Polk Current Refunding
GO, Series C,
5 .00% ,
06/01/26
............ 4,990,040
6,110,000 Iowa Finance Authority Advance
Refunding Revenue Bonds,
5 .00% ,
08/01/21
............ 6,259,084
4,000,000 Iowa Finance Authority Green Bond,
Series A,
5 .00% ,
08/01/35
............ 5,420,240
3,000,000 State of Iowa Advance Refunding
Revenue Bonds, Series A,
5 .00% ,
06/01/28
............ 3,704,430
26,140,843
Kansas — 0 .0%
1,260,000 Sedgwick County Public Building
Commission Technical Education
Complex Refunding Revenue
Bonds, Series 2,
5 .00% ,
08/01/23
............ 1,412,284
Maine — 0 .1%
725,000 Maine Governmental Facilities
Authority Facilities Improvements
Revenue Bonds, Series A,
5 .00% ,
10/01/23
............ 816,306
165,000 Maine Health & Higher Educational
Facilities Authority Refunding
Revenue Bonds, Series A,
5 .00% ,
07/01/21
............ 168,191
5,000 Maine Health & Higher Educational
Facilities Authority Refunding
Revenue Bonds, Series A,
5 .00% ,
07/01/21
............ 5,099
1,100,000 Maine Municipal Bond Bank Highway
Improvements Revenue Bonds,
Series A,
5 .00% ,
09/01/28
............ 1,433,311
600,000 Maine Municipal Bond Bank
Miscellaneous Purpose Revenue
Bonds, Series B,
5 .00% ,
11/01/23
............ 679,302
3,102,209
Maryland — 5 .6%
5,735,000 County of Anne Arundel School
Improvements GO,
5 .00% ,
04/01/27
............ 6,854,529
Principal
Amount Value
Maryland (continued)
$ 2,410,000 County of Anne Arundel School
Improvements GO,
5 .00% ,
10/01/27
............ 3,135,241
2,810,000 County of Anne Arundel School
Improvements GO,
5 .00% ,
04/01/28
............ 3,354,775
3,575,000 County of Baltimore Refunding GO,
5 .00% ,
03/01/27
............ 4,571,352
1,200,000 County of Baltimore Refunding GO,
(Special Assessment),
5 .00% ,
02/01/29
............ 1,467,240
2,730,000 County of Baltimore Refunding Notes
GO,
5 .00% ,
03/01/23
............ 3,006,767
3,835,000 County of Baltimore Refunding Public
Notes GO,
5 .00% ,
03/01/23
............ 4,223,792
8,165,000 County of Baltimore Refunding Public
Notes GO,
5 .00% ,
03/01/24
............ 9,383,300
2,860,000 County of Charles Public School
Improvements GO,
5 .00% ,
10/01/21
............ 2,953,179
3,910,000 County of Frederick MD Public
Improvements GO, Series A,
5 .00% ,
08/01/27
............ 5,062,981
1,500,000 County of Frederick Refunding GO,
Series A,
5 .00% ,
02/01/25
............ 1,786,890
3,220,000 County of Howard MD Advance
Refunding Public Improvements
GO, Series B,
5 .00% ,
02/15/29
............ 4,080,706
1,750,000 County of Howard MD Advance
Refunding Public Improvements
GO, Series C,
1 .45% ,
08/15/24
............ 1,823,395
1,010,000 County of Howard MD Advance
Refunding Public Improvements
GO, Series C,
1 .55% ,
08/15/25
............ 1,062,712
4,500,000 County of Montgomery Advance
Refunding GO, Series B,
5 .00% ,
06/01/23
............ 5,010,300
6,650,000 County of Montgomery Advance
Refunding GO, Series C,
5 .00% ,
10/01/22
............ 7,191,576
19,000,000 County of Montgomery Advance
Refunding GO, Series C,
5 .00% ,
10/01/26
............ 24,007,260

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Maryland (continued)
$ 2,000,000 County of Montgomery Public
Improvements GO, Series A,
5 .00% ,
12/01/27
............ 2,352,300
1,200,000 County of Montgomery Refunding
GO, Series A,
5 .00% ,
11/01/23
............ 1,360,020
3,185,000 County of Prince George's Public
School Improvement GO, Series
A,
5 .00% ,
09/15/25
............ 3,885,477
3,180,000 County of Prince George's Public
School Improvement GO, Series
A,
5 .00% ,
09/15/26
............ 4,012,556
3,110,000 County of Prince George's Public
School Improvements GO, Series
A,
5 .00% ,
07/01/24
............ 3,622,870
9,355,000 County of Prince George's Public
School Improvements GO, Series
A,
5 .00% ,
07/01/25
............ 11,324,227
5,530,000 Maryland State Transportation
Authority,
5 .00% ,
07/01/36
............ 7,434,919
7,585,000 State of Maryland Advance Refunding
GO, Series B,
5 .00% ,
08/01/24
............ 8,865,500
9,255,000 State of Maryland Advance Refunding
GO, Series B,
5 .00% ,
08/01/25
............ 11,233,997
6,000,000 State of Maryland Department
of Transportation Transit
Improvements Revenue Bonds,
5 .00% ,
02/01/25
............ 6,575,760
10,000,000 State of Maryland Department
of Transportation Transit
Improvements Revenue Bonds,
5 .00% ,
11/01/26
............ 11,744,600
2,750,000 State of Maryland Public Facilities
GO, Series 1,
5 .00% ,
03/15/32
............ 3,653,513
8,035,000 State of Maryland Public
Improvements GO, Series A,
5 .00% ,
08/01/24
(a) .......... 9,005,949
3,000,000 State of Maryland Public
Improvements GO, Series A,
5 .00% ,
03/15/25
............ 3,589,380
Principal
Amount Value
Maryland (continued)
$ 8,145,000 State of Maryland Public
Improvements GO, Series A,
5 .00% ,
03/15/27
............ 10,426,822
5,000,000 State of Maryland Public
Improvements GO, Series A,
5 .00% ,
03/15/28
............ 6,366,150
4,350,000 State of Maryland Refunding GO,
Series 2-C,
5 .00% ,
08/01/23
............ 4,878,090
6,700,000 State of Maryland School
Improvements GO,
5 .00% ,
06/01/23
............ 7,459,780
20,000,000 State of Maryland School
Improvements GO, Series A,
5 .00% ,
03/15/23
............ 22,065,000
7,500,000 Washington Suburban Sanitary
Commission Water & Sewer
System Improvements GO,
5 .00% ,
06/01/22
............ 7,987,500
5,000,000 Washington Suburban Sanitary
Commission Water & Sewer
System Improvements GO, 2nd
Series,
5 .00% ,
06/01/25
............ 6,033,300
242,853,705
Massachusetts — 3 .8%
840,000 Commonwealth of Massachusetts
Advance Refunding GO, Series A,
5 .00% ,
07/01/26
............ 1,052,688
6,430,000 Commonwealth of Massachusetts
Advance Refunding GO, Series B,
5 .00% ,
07/01/27
............ 8,297,015
13,025,000 Commonwealth of Massachusetts
Advance Refunding GO, Series B,
5 .00% ,
07/01/31
............ 16,156,861
9,330,000 Commonwealth of Massachusetts
Advance Refunding GO, Series
C,
5 .00% ,
10/01/26
............ 11,782,857
2,250,000 Commonwealth of Massachusetts
Advance Refunding GO, Series E,
0 .99% ,
11/01/26
............ 2,297,655
3,500,000 Commonwealth of Massachusetts
Advance Refunding GO, Series E,
1 .37% ,
11/01/28
............ 3,607,450
4,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series C,
5 .00% ,
05/01/27
............ 5,136,880

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Massachusetts (continued)
$ 2,900,000 Commonwealth of Massachusetts
Highway Improvements Revenue
Bonds, Series B,
5 .00% ,
06/15/22
............ 3,094,416
2,000,000 Commonwealth of Massachusetts
Public Improvements GO, Series
C,
5 .00% ,
07/01/32
............ 2,394,100
1,125,000 Commonwealth of Massachusetts
Public Improvements GO, Series
D,
5 .00% ,
02/01/33
............ 1,419,491
8,000,000 Commonwealth of Massachusetts
Refunding GO, Series C, (AGM),
5 .25% ,
11/01/26
............ 10,242,560
7,000,000 Commonwealth of Massachusetts
Transit Improvements GO, Series
F,
5 .00% ,
05/01/28
............ 9,234,260
4,500,000 Commonwealth of Massachusetts
Transportation Fund Advance
Refunding Revenue Bonds, Series
A,
5 .00% ,
06/01/27
............ 5,588,100
1,000,000 Massachusetts Bay Transportation
Authority Advance Refunding
Revenue Bonds, Senior Series B,
5 .00% ,
07/01/33
............ 1,190,530
3,325,000 Massachusetts Clean Water Trust
(The),
5 .00% ,
08/01/31
............ 4,589,132
5,000,000 Massachusetts Clean Water Trust
Advance Green Revenue Bond,
Series 2020,
5 .00% ,
02/01/36
............ 5,893,100
5,500,000 Massachusetts Clean Water Trust
Advance Green Revenue Bond,
Sub Series 2017A,
5 .00% ,
02/01/33
............ 5,984,605
8,500,000 Massachusetts Clean Water Trust
Advance Refunding Revenue
Bonds, Series 2017,
5 .00% ,
08/01/21
............ 8,706,550
4,050,000 Massachusetts Development Finance
Agency,
5 .00% ,
10/15/26
............ 5,139,126
10,000,000 Massachusetts Development Finance
Agency,
5 .00% ,
10/15/27
............ 13,054,000
Principal
Amount Value
Massachusetts (continued)
$ 5,000,000 Massachusetts Development Finance
Agency Advance Refunding
Revenue Bonds, Series A,
5 .00% ,
07/15/33
............ 6,163,450
10,000,000 Massachusetts Development Finance
Agency Miscellaneous Purpose
Revenue Bonds, Series A,
5 .25% ,
04/01/37
(a) .......... 10,085,000
3,500,000 Massachusetts School Building
Authority Refunding Revenue
Bonds, Senior Series A,
5 .00% ,
08/15/23
............ 3,759,245
500,000 Massachusetts Water Resources
Authority Refunding Revenue
Bonds, Series A,
5 .00% ,
08/01/22
............ 536,565
8,535,000 Massachusetts Water Resources
Authority Refunding Revenue
Bonds, Series B, (AGM),
5 .25% ,
08/01/26
............ 10,840,133
2,700,000 Massachusetts Water Resources
Authority Refunding Revenue
Bonds, Series C,
5 .00% ,
08/01/22
............ 2,897,451
5,875,000 Pioneer Valley Transit Authority,
2 .00% ,
07/16/21
............ 5,912,835
165,056,055
Michigan — 0 .3%
200,000 Caledonia Community Schools
Refunding GO, (Q-SBLF),
5 .00% ,
05/01/23
............ 221,258
1,000,000 Michigan State Building Authority
Current Refunding Revenue
Bonds, (Facilities Program),
5 .00% ,
10/15/21
............ 1,034,490
1,000,000 Michigan State Building Authority
Current Refunding Revenue
Bonds, (Facilities Program),
5 .00% ,
04/15/24
............ 1,153,580
1,000,000 Michigan State University Refunding
Revenue Bonds, Series A,
5 .00% ,
08/15/31
............ 1,182,730
2,250,000 University of Michigan,
1 .37% ,
04/01/27
............ 2,317,185
1,000,000 University of Michigan Advance
Refunding Revenue Bonds, Series
A,
5 .00% ,
04/01/22
............ 1,057,220

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Michigan (continued)
$ 3,000,000 University of Michigan University &
College Improvements Revenue
Bonds, Series A,
5 .00% ,
04/01/26
............ 3,736,890
1,500,000 University of Michigan University &
College Improvements Revenue
Bonds, Series B,
1 .00% ,
04/01/25
............ 1,533,000
290,000 Wayne-Westland Community Schools
Improvements GO, (Q-SBLF),
5 .00% ,
11/01/22
............ 313,415
12,549,768
Minnesota — 1 .0%
1,515,000 Cambridge-Isanti Independent School
District No 911 School Building
Refunding GO, Series D, (School
District Credit Program),
5 .00% ,
02/01/24
............ 1,729,206
1,000,000 City of Rochester Advance Refunding
GO, Series B,
5 .00% ,
12/01/24
............ 1,181,020
2,090,000 Minneapolis Special School District
No 1,
5 .00% ,
02/01/28
............ 2,735,350
1,815,000 Minnesota Public Facilities Authority
Advance Refunding Revenue
Bonds, Series B,
5 .00% ,
03/01/27
............ 2,247,424
2,535,000 Robbinsdale Independent School
District No 281 Current
Refunding GO, Series A, (School
District Credit Program),
5 .00% ,
02/01/23
............ 2,775,800
2,805,000 Robbinsdale Independent School
District No 281 Current
Refunding GO, Series A, (School
District Credit Program),
5 .00% ,
02/01/24
............ 3,200,701
2,200,000 Sartell-St Stephen Independent School
District No 748 GO (School
District Credit Program), Series
A,
5 .00% ,
02/01/25
............ 2,613,996
2,335,000 State of Minnesota,
5 .00% ,
08/01/23
............ 2,619,707
2,870,000 State of Minnesota Highway
Improvements GO, Series B,
5 .00% ,
10/01/23
............ 3,242,956
Principal
Amount Value
Minnesota (continued)
$ 785,000 State of Minnesota Public
Improvements COP,
5 .00% ,
06/01/23
............ 872,457
1,395,000 State of Minnesota Public
Improvements COP,
5 .00% ,
06/01/24
............ 1,612,006
2,740,000 State of Minnesota Public
Improvements COP,
5 .00% ,
06/01/25
............ 3,161,302
2,910,000 State of Minnesota Public
Improvements COP,
5 .00% ,
06/01/26
............ 3,352,204
1,000,000 State of Minnesota Refunding Revenue
Bonds, Series B,
5 .00% ,
03/01/21
............ 1,003,970
3,915,000 State of Minnesota School
Improvements GO, Series A,
5 .00% ,
08/01/28
............ 4,894,768
5,170,000 Virginia Independent School District
No 706 School Improvement
GO, Series A, (School District
Credit Program),
5 .00% ,
02/01/25
............ 6,149,715
1,000,000 Waconia Independent School District
No 110 Refunding GO, Series A,
(School District Credit Program),
5 .00% ,
02/01/24
............ 1,138,810
44,531,392
Mississippi — 0 .3%
570,000 Mississippi Development Bank DeSoto
County Highway Project Advance
Refunding Revenue Bonds, Series
S, (State Aid Intercept Program),
5 .00% ,
01/01/23
............ 620,285
2,310,000 Mississippi Development Bank
Harrison County Highway
Refunding Revenue Bonds, Series
A,
5 .00% ,
01/01/25
............ 2,715,174
310,000 Mississippi State University
Educational Building Corp.
Campus Improvements Project
Revenue Bonds,
5 .00% ,
11/01/22
............ 334,803
10,000,000 State of Mississippi Public
Improvements GO, Series B,
5 .00% ,
12/01/31
(a) .......... 11,369,400
15,039,662

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Missouri — 0 .1%
$ 905,000 Missouri State Environmental
Improvement & Energy
Resources Authority Advance
Refunding Revenue Bonds, Series
B,
5 .00% ,
01/01/25
............ 1,069,538
2,000,000 Missouri State Health & Educational
Facilities Authority Columbia
Arena Project Refunding Revenue
Bonds,
5 .00% ,
10/01/21
............ 2,060,380
500,000 North Kansas City School District
No 74 School Improvements
Refunding GO, (State Aid Direct
Deposit),
5 .00% ,
03/01/24
............ 573,105
1,800,000 North Kansas City School District
No 74 School Improvements
Refunding GO, (State Aid Direct
Deposit),
5 .00% ,
03/01/25
............ 2,062,998
5,766,021
Montana — 0 .1%
1,000,000 State of Montana Public Facilities GO,
Series G,
5 .00% ,
08/01/27
............ 1,292,650
1,500,000 State of Montana Public Facilities GO,
Series G,
5 .00% ,
08/01/28
............ 1,991,715
3,284,365
New Hampshire — 0 .2%
3,990,000 State of New Hampshire Public
Improvements GO, Series B,
5 .00% ,
12/01/21
............ 4,152,593
3,990,000 State of New Hampshire Public
Improvements GO, Series B,
5 .00% ,
12/01/22
............ 4,345,908
8,498,501
New Jersey — 2 .9%
1,060,000 County of Ocean Current Refunding
GO, Series B,
4 .00% ,
08/01/24
............ 1,203,185
1,825,000 County of Ocean Public
Improvements GO, Series A,
5 .00% ,
08/01/24
............ 2,135,177
1,255,000 County of Ocean Public
Improvements GO, Series A,
5 .00% ,
08/01/25
............ 1,527,134
Principal
Amount Value
New Jersey (continued)
$ 1,340,000 County of Ocean Public
Improvements GO, Series A,
5 .00% ,
08/01/27
............ 1,740,137
1,575,000 County of Ocean Public
Improvements GO, Series A,
5 .00% ,
08/01/29
............ 2,151,371
1,000,000 County of Ocean Public
Improvements GO, Series A,
5 .00% ,
08/01/30
............ 1,397,090
1,000,000 Monmouth County Improvement
Authority Cash Flow
Management Revenue Bonds
(County GTY), Series B,
5 .00% ,
12/01/23
............ 1,135,810
1,000,000 Monmouth County Improvement
Authority Cash Flow
Management Revenue Bonds
(County GTY), Series B,
5 .00% ,
12/01/24
............ 1,182,280
200,000 Monmouth County Improvement
Authority Refunding Revenue
Bonds (County GTY, Municipal
Government GTY),
5 .00% ,
12/01/22
............ 217,840
700,000 New Jersey Economic Development
Authority,
5 .00% ,
03/01/21
............ 702,758
1,800,000 New Jersey Economic Development
Authority,
5 .00% ,
03/01/21
............ 1,806,966
2,000,000 New Jersey Economic Development
Authority Advance Refunding
Revenue Bonds, Series B (State
Appropriation),
5 .00% ,
11/01/21
............ 2,069,800
3,295,000 New Jersey Economic Development
Authority Refunding Revenue
Bonds, Series GG,
5 .00% ,
09/01/21
............ 3,307,389
4,920,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
5 .00% ,
09/01/22
............ 5,275,421
1,500,000 New Jersey Health Care Facilities
Financing Authority Revenue
Bonds,
5 .00% ,
07/01/23
............ 1,662,240

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
New Jersey (continued)
$ 990,000 New Jersey Health Care Facilities
Financing Authority RWJ
Barnabas Health System
Obligated Group Refunding
Revenue Bonds,
5 .00% ,
07/01/21
............ 1,009,107
1,000,000 New Jersey Health Care Facilities
Financing Authority RWJ
Barnabas Health System
Obligated Group Refunding
Revenue Bonds,
5 .00% ,
07/01/23
............ 1,114,310
1,855,000 New Jersey Transit Corp. Refunding
Revenue Bonds, Series A,
5 .00% ,
09/15/21
............ 1,905,493
8,500,000 New Jersey Transportation Trust Fund
Authority Current Refunding
Revenue Bonds,
5 .00% ,
06/15/23
............ 9,349,660
5,000,000 New Jersey Transportation Trust Fund
Authority Refunding Revenue
Bonds (NATL-RE),
5 .25% ,
12/15/21
............ 5,213,850
2,000,000 New Jersey Transportation Trust Fund
Authority Refunding Revenue
Bonds, Series A,
5 .25% ,
12/15/21
............ 2,085,540
3,860,000 New Jersey Transportation Trust Fund
Authority Refunding Revenue
Bonds, Series A,
5 .50% ,
12/15/21
............ 4,033,430
7,000,000 New Jersey Transportation Trust Fund
Authority Refunding Revenue
Bonds, Series B (NATL-RE),
5 .50% ,
12/15/21
............ 7,314,510
1,500,000 New Jersey Transportation Trust Fund
Authority Transit Improvements
Refunding Revenue Bonds, Series
A,
5 .25% ,
12/15/22
............ 1,634,760
650,000 New Jersey Transportation Trust Fund
Authority Transit Improvements
Revenue Bonds,
5 .00% ,
06/15/21
............ 660,608
440,000 New Jersey Transportation Trust Fund
Authority Transit Improvements
Revenue Bonds, Series AA,
5 .00% ,
06/15/21
............ 447,647
2,775,000 New Jersey Turnpike Authority,
5 .00% ,
01/01/27
............ 3,479,184
Principal
Amount Value
New Jersey (continued)
$ 2,145,000 New Jersey Turnpike Authority,
5 .00% ,
01/01/29
............ 2,464,627
9,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1 .28% ,
01/01/27
............ 9,078,930
4,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1 .81% ,
01/01/30
............ 4,048,320
3,500,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1 .86% ,
01/01/31
............ 3,529,855
1,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
5 .00% ,
01/01/27
............ 1,253,760
2,380,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series C,
5 .00% ,
01/01/25
............ 2,802,545
2,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds Series A,
5 .00% ,
01/01/29
............ 2,479,600
3,250,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series E,
5 .00% ,
01/01/32
............ 3,750,240
3,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series E,
5 .00% ,
01/01/33
............ 3,451,770
4,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds,Series A,
5 .00% ,
01/01/34
............ 4,864,360
2,000,000 Rutgers The State University of New
Jersey Advance Refunding
Revenue Bonds, Series S,
1 .66% ,
05/01/28
............ 2,017,980
18,500,000 State of New Jersey COVID-19 (State
Aid Withholding) GO,
5 .00% ,
06/01/24
............ 21,297,940
126,802,624

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
New York — 16 .7%
$ 10,025,000 City of New York Advance Refunding
GO, Series C,
5 .00% ,
08/01/21
............ 10,269,610
30,000,000 City of New York Advance Refunding
GO, Series C,
5 .00% ,
08/01/22
............ 32,123,400
15,000,000 City of New York Current Refunding
GO, Series E,
5 .00% ,
08/01/23
............ 16,764,900
9,400,000 City of New York Current Refunding
GO, Series E,
5 .00% ,
08/01/24
............ 10,933,140
8,000,000 City of New York GO, Sub-Series B-3,
0 .30% ,
10/01/46
(b) .......... 8,000,000
1,135,000 City of New York Public
Improvements GO, Series I,
Subseries I-A,
5 .00% ,
04/01/27
(c) .......... 1,437,455
1,400,000 City of New York Public
Improvements GO, Series I,
Subseries I-A,
5 .00% ,
04/01/28
(c) .......... 1,816,486
2,000,000 City of New York Public
Improvements GO, Series I,
Subseries I-A,
5 .00% ,
04/01/29
(c) .......... 2,650,920
2,910,000 City of New York Public
Improvements GO, Sub-Series
D-1,
5 .00% ,
08/01/22
............ 3,115,970
32,750,000 City of New York Public
Improvements GO, Sub-Series
D-3,
5 .00% ,
08/01/38
(b) (c) ........ 36,391,473
1,500,000 City of New York Public
Improvements GO, Subseries
F-1,
5 .00% ,
04/01/43
............ 1,847,880
650,000 City of New York Refunding GO,
Series C,
5 .00% ,
08/01/22
............ 696,007
5,000,000 City of New York Refunding GO,
Series D,
1 .62% ,
08/01/28
............ 5,045,000
8,170,000 City of New York Refunding GO,
Series D,
5 .00% ,
08/01/22
............ 8,748,273
3,575,000 City of New York Refunding GO,
Series F,
5 .00% ,
08/01/29
............ 3,739,593
Principal
Amount Value
New York (continued)
$ 2,500,000 City of New York Refunding GO,
Series G,
5 .00% ,
08/01/21
............ 2,561,000
18,500,000 City of New York Refunding GO,
Series G,
5 .00% ,
08/01/22
............ 19,809,430
5,000,000 City of New York Refunding GO,
Series I,
5 .00% ,
08/01/25
............ 5,593,650
9,450,000 City of New York Refunding GO,
Series J, Subseries J11,
5 .00% ,
08/01/25
(c) .......... 11,409,363
5,000,000 Erie County Industrial Development
Agency Refunding Revenue
Bonds, Series B, (State Aid
Withholding),
5 .00% ,
05/01/23
............ 5,059,000
2,055,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series A,
5 .25% ,
11/15/31
............ 2,548,036
240,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series D,
5 .00% ,
11/15/28
............ 286,781
1,020,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series D,
5 .00% ,
11/15/29
............ 1,218,370
3,020,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series F,
5 .00% ,
11/15/30
............ 3,218,535
20,000,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
A-2,
5 .00% ,
11/15/48
(b) .......... 21,309,200
940,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
C-1,
5 .00% ,
11/15/27
............ 1,159,631
24,820,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
D-1,
5 .00% ,
09/01/22
............ 26,378,200
1,925,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
F,
5 .00% ,
11/15/21
............ 1,981,402

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,910,000 Metropolitan Transportation Authority
Transit Improvements Revenue
Bonds, Series C,
5 .00% ,
11/15/21
............ 1,965,963
10,050,000 New York City Housing Development
Corp. Multi-Family Housing
Revenue Bonds, Series G,
2 .00% ,
11/01/57
(b) .......... 10,055,528
2,500,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S-1, (State Aid
Withholding),
5 .00% ,
07/15/24
............ 2,912,250
7,500,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-3, (State Aid
Withholding),
5 .00% ,
07/15/28
............ 9,911,175
1,670,000 New York City Transitional Finance
Authority Building Aid Revenue
School Improvements Revenue
Bonds, Series S1, (State Aid
Withholding),
5 .00% ,
07/15/24
............ 1,945,383
3,270,000 New York City Transitional Finance
Authority Building Aid Revenue
School Improvements Revenue
Bonds, Series S1, (State Aid
Withholding),
5 .00% ,
07/15/28
............ 4,321,272
2,750,000 New York City Transitional Finance
Authority Building Aid Revenue
School Improvements Revenue
Bonds, Series S1, (State Aid
Withholding),
5 .00% ,
07/15/29
............ 3,710,658
2,285,000 New York City Transitional Finance
Authority Building Aid Revenue
School Improvements Revenue
Bonds, Series S1, (State Aid
Withholding),
5 .00% ,
07/15/30
............ 3,131,844
975,000 New York City Transitional Finance
Authority Building Aid School
Improvements Revenue
Bonds, Series S-1A, (State Aid
Withholding),
5 .00% ,
07/15/21
............ 996,167
Principal
Amount Value
New York (continued)
$ 1,350,000 New York City Transitional Finance
Authority Future Tax Secured
Advanced Refunding Revenue
Bonds, Series C,
5 .00% ,
11/01/23
............ 1,529,631
15,920,000 New York City Transitional Finance
Authority Future Tax Secured
Refunding Revenue Bonds, Sub-
Series B,
5 .00% ,
11/01/21
............ 16,503,786
2,425,000 New York City Transitional Finance
Authority Future Tax Secured
Refunding Revenue Bonds, Sub-
Series G,
5 .00% ,
11/01/21
............ 2,513,925
1,535,000 New York City Transitional Finance
Authority Future Tax Secured
Refunding Revenue Bonds, Sub-
Series H,
5 .00% ,
11/01/21
............ 1,591,288
4,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Current Refunding
Revenue Bonds,
5 .00% ,
11/01/21
............ 4,146,680
9,500,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Current Refunding
Revenue Bonds,
5 .00% ,
11/01/22
............ 10,300,185
3,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvement
Revenue Bonds, Series C-1,
5 .00% ,
05/01/22
............ 3,180,840
2,210,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds,
5 .00% ,
02/01/29
............ 2,511,090
9,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds,
5 .00% ,
02/01/31
............ 11,253,060
9,500,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds,
5 .00% ,
05/01/34
............ 12,816,260

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 3,545,000 New York City Water & Sewer System
Current Refunding Revenue,
5 .00% ,
06/15/24
............ 4,118,262
8,800,000 New York City Water & Sewer System
Current Refunding Revenue
Bonds,
5 .00% ,
06/15/31
............ 12,427,184
2,350,000 New York City Water & Sewer System
Water Utility Improvements
Revenue Bonds, Series AA-2,
5 .00% ,
06/15/30
............ 3,249,791
6,200,000 New York City Water & Sewer System
Water Utility Improvements
Revenue Bonds, Series BB-2,
5 .00% ,
06/15/25
............ 7,055,290
1,000,000 New York City Water & Sewer System
Water Utility Improvements
Revenue Bonds, Series DD-2,
5 .00% ,
06/15/24
............ 1,090,400
5,000,000 New York Municipal Bond Bank
Agency Refunding Revenue
Bonds, (State Aid Withholding),
5 .00% ,
12/01/21
............ 5,204,200
9,100,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
03/15/23
............ 10,035,662
7,790,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5 .00% ,
03/15/22
............ 8,216,970
14,000,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5 .00% ,
03/15/24
............ 16,091,600
2,000,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5 .00% ,
03/15/31
............ 2,410,160
5,000,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series 1 (State Aid
Withholding),
5 .00% ,
01/15/30
............ 6,244,400
8,770,000 New York State Dormitory Authority
Public Improvement Revenue
Bonds, Series A-Group A,
5 .00% ,
03/15/22
............ 9,250,684
Principal
Amount Value
New York (continued)
$ 5,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5 .00% ,
02/15/28
............ 5,931,950
4,160,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5 .00% ,
02/15/26
............ 4,751,510
6,600,000 New York State Dormitory Authority
School Improvement Refunding
Revenue Bonds, Series E,
5 .00% ,
03/15/30
............ 8,671,608
1,000,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series A,
5 .00% ,
02/15/27
............ 1,248,600
6,290,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series A,
5 .00% ,
03/15/27
............ 8,019,121
4,185,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series A,
5 .00% ,
03/15/28
............ 5,469,293
1,045,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series A,
5 .00% ,
03/15/21
............ 1,051,176
5,200,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series A,
5 .00% ,
03/15/25
............ 5,976,672
12,000,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series A-Group 2,
5 .00% ,
03/15/29
............ 15,627,840
22,680,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series C,
5 .00% ,
03/15/27
............ 28,914,732
13,375,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series D,
5 .00% ,
02/15/25
............ 15,922,135
6,325,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Series C,
5 .00% ,
03/15/30
............ 8,183,475

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 7,305,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5 .00% ,
03/15/22
............ 7,705,387
1,500,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5 .00% ,
07/01/32
............ 1,933,590
3,000,000 New York State Environmental
Facilities Corp Refunding
Revenue Bonds,
5 .00% ,
06/15/29
............ 3,458,820
2,000,000 New York State Urban Development
Corp Advance Refunding
Revenue Bonds, Series A,
5 .00% ,
03/15/24
............ 2,300,160
2,105,000 New York State Urban Development
Corp Advance Refunding
Revenue Bonds, Series A,
5 .00% ,
03/15/27
............ 2,582,077
5,875,000 New York State Urban Development
Corp Personal Income Tax
Advance Refunding Revenue,
Series A,
5 .00% ,
03/15/25
............ 7,021,506
5,605,000 New York State Urban Development
Corp Personal Income Tax
Economic Improvements
Revenue Bonds, Series C,
5 .00% ,
03/15/22
............ 5,912,210
6,000,000 New York State Urban Development
Corp. Civic Convention Center
Revenue Bonds,
1 .83% ,
03/15/29
............ 6,199,740
1,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5 .00% ,
03/15/27
............ 1,273,510
4,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5 .00% ,
03/15/28
............ 5,227,520
5,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5 .00% ,
03/15/29
............ 6,683,200
Principal
Amount Value
New York (continued)
$ 5,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5 .00% ,
03/15/31
............ 6,832,800
13,350,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5 .00% ,
03/15/32
............ 18,132,637
1,500,000 New York State Urban Development
Corp. Personal Income Tax
Economic Improvements
Revenue Bonds,
5 .00% ,
03/15/30
............ 2,046,555
4,705,000 New York State Urban Development
Corp. Public Improvement
Revenue Bonds, Series A-1,
5 .00% ,
03/15/22
............ 4,962,881
2,810,000 Port Authority of New York & New
Jersey,
5 .00% ,
07/15/21
............ 2,871,651
2,270,000 Port Authority of New York & New
Jersey,
5 .00% ,
07/15/22
............ 2,426,607
2,800,000 Port Authority of New York & New
Jersey,
5 .00% ,
07/15/23
............ 3,120,740
1,000,000 Port Authority of New York & New
Jersey,
5 .00% ,
07/15/24
............ 1,158,090
3,195,000 Port Authority of New York & New
Jersey,
5 .00% ,
07/15/25
............ 3,832,339
3,885,000 Port Authority of New York & New
Jersey,
5 .00% ,
07/15/26
............ 4,803,336
4,255,000 Port Authority of New York & New
Jersey,
5 .00% ,
07/15/27
............ 5,400,233
3,340,000 Port Authority of New York & New
Jersey,
5 .00% ,
07/15/28
............ 4,333,516
4,750,000 Port Authority of New York & New
Jersey,
5 .00% ,
07/15/29
............ 6,279,452
5,020,000 Port Authority of New York & New
Jersey,
5 .00% ,
07/15/30
............ 6,733,878

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 16,725,000 Port Authority of New York & New
Jersey Cash Flow Management
Revenue Bonds, Series AAA,
1 .09% ,
07/01/23
............ 17,000,962
3,500,000 Port Authority of New York & New
Jersey Current Refunding
Revenue Bonds, Series 223,
5 .00% ,
07/15/30
............ 4,693,955
5,000,000 Port Authority of New York & New
Jersey Current Refunding
Revenue Bonds, Series 223,
5 .00% ,
07/15/31
............ 6,803,550
6,000,000 Port Authority of New York & New
Jersey Current Refunding
Revenue Bonds, Series 223,
5 .00% ,
07/15/32
............ 8,164,680
1,850,000 Port Authority of New York & New
Jersey Current Refunding
Revenue Bonds, Series 223,
5 .00% ,
07/15/33
............ 2,501,515
2,000,000 Port Authority of New York & New
Jersey Current Refunding
Revenue Bonds, Series 223,
4 .00% ,
07/15/34
............ 2,466,180
2,050,000 Port Authority of New York & New
Jersey Current Refunding
Revenue Bonds, Series 223,
4 .00% ,
07/15/35
............ 2,513,034
4,215,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5 .00% ,
12/01/27
............ 4,765,648
5,880,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5 .00% ,
12/01/28
............ 6,630,347
1,025,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series A,
5 .00% ,
11/15/27
............ 1,309,325
1,600,000 Utility Debt Securitization Authority
Restructuring Refunding Revenue
Bonds,
5 .00% ,
12/15/24
............ 1,745,264
728,399,300
North Carolina — 2 .3%
1,880,000 City of Charlotte Current Refunding
GO, Series A,
5 .00% ,
06/01/27
............ 2,426,911
Principal
Amount Value
North Carolina (continued)
$ 3,000,000 County of Union University & College
Improvements GO, Series C,
5 .00% ,
09/01/25
............ 3,657,510
3,325,000 County of Wake Advance Refunding
Revenue, Series A,
5 .00% ,
12/01/26
............ 4,215,901
1,150,000 County of Wake Advance Refunding
Revenue, Series A,
5 .00% ,
12/01/29
............ 1,437,442
7,225,000 County of Wake Refunding Public
Notes GO, Series A,
5 .00% ,
03/01/26
............ 8,975,256
675,000 Dare County Refunding Revenue
Bonds, Series D,
5 .00% ,
06/01/21
............ 685,834
1,000,000 Durham Capital Financing Corp
Advance Refunding Revenue
Bonds,
5 .00% ,
12/01/25
............ 1,227,970
2,000,000 North Carolina Eastern Municipal
Power Agency Improvements
Revenue Bonds, Series A,
5 .00% ,
01/01/22
............ 2,088,560
2,000,000 North Carolina Eastern Municipal
Power Agency Improvements
Revenue Bonds, Series A,
5 .00% ,
01/01/23
(a) .......... 2,136,660
1,000,000 North Carolina State University at
Raleigh,
5 .00% ,
10/01/34
............ 1,347,590
325,000 North Carolina State University At
Raleigh Refunding Revenue
Bonds, Series A,
5 .00% ,
10/01/21
............ 335,566
3,250,000 State of North Carolina Advance
Refunding Revenue Bonds,
5 .00% ,
03/01/22
............ 3,420,495
13,000,000 State of North Carolina Advance
Refunding Revenue Bonds, Series
B,
5 .00% ,
05/01/23
............ 14,412,840
2,010,000 State of North Carolina Advance
Refunding Revenue Bonds, Series
B,
5 .00% ,
05/01/24
............ 2,323,580
5,000,000 State of North Carolina Highway
Improvements Revenue Bonds,
5 .00% ,
03/01/29
............ 6,661,500

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
North Carolina (continued)
$ 6,675,000 State of North Carolina Highway
Improvements Revenue Bonds,
5 .00% ,
03/01/30
............ 8,814,938
1,500,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series A,
5 .00% ,
05/01/22
............ 1,591,395
8,750,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series B,
5 .00% ,
05/01/29
............ 11,824,837
5,580,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series B,
5 .00% ,
05/01/32
............ 7,635,114
8,025,000 State of North Carolina Public
Improvements GO, Series A,
5 .00% ,
06/01/26
............ 10,040,238
5,270,000 State of North Carolina Public
Improvements GO, Series A,
5 .00% ,
06/01/27
............ 6,791,660
102,051,797
Ohio — 3 .5%
750,000 Akron Bath Copley Joint Township
Hospital District Current
Refunding Revenue Bonds,
4 .00% ,
11/15/35
............ 888,315
1,000,000 Akron Bath Copley Joint Township
Hospital District Current
Refunding Revenue Bonds,
4 .00% ,
11/15/36
............ 1,179,920
1,175,000 Central Ohio Solid Waste Authority
Advance Refunding GO,
5 .00% ,
12/01/23
............ 1,334,577
1,000,000 Central Ohio Solid Waste Authority
Advance Refunding GO,
5 .00% ,
12/01/24
............ 1,182,280
1,285,000 Central Ohio Solid Waste Authority
Advance Refunding GO,
5 .00% ,
12/01/25
............ 1,577,941
3,500,000 City of Columbus GO, Series A,
4 .00% ,
08/15/25
............ 4,098,465
3,730,000 City of Columbus Refunding GO,
Series 1,
5 .00% ,
07/01/21
............ 3,805,943
2,000,000 City of Columbus Refunding GO,
Series 5,
5 .00% ,
08/15/23
............ 2,245,980
Principal
Amount Value
Ohio (continued)
$ 1,100,000 County of Cuyahoga Refunding
Revenue Bonds,
5 .00% ,
12/01/22
............ 1,198,120
1,000,000 County of Hamilton Sewer System
Refunding Revenue Bonds, Series
A,
5 .00% ,
12/01/26
............ 1,171,820
1,515,000 County of Hamilton Sewer System
Refunding Revenue Bonds, Series
A,
5 .00% ,
12/01/27
............ 1,774,035
1,350,000 County of Montgomery Current
Refunding Revenue Bonds,
5 .00% ,
08/01/30
............ 1,817,302
625,000 County of Montgomery Current
Refunding Revenue Bonds,
5 .00% ,
08/01/32
............ 844,244
750,000 County of Montgomery Current
Refunding Revenue Bonds,
4 .00% ,
08/01/41
............ 896,437
1,000,000 Greater Cleveland Regional Transit
Authority Capital Improvements
Advance Refunding Revenue
Bonds,
5 .00% ,
12/01/23
............ 1,134,280
6,000,000 Ohio Turnpike & Infrastructure
Commission Highway
Improvements Revenue Bonds,
Series A,
5 .00% ,
02/15/46
............ 7,925,100
3,000,000 Ohio Water Development Authority
Revenue Bonds,
5 .00% ,
06/01/26
............ 3,751,560
2,350,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Pollution Control Revenue
Bonds, Series B,
5 .00% ,
06/01/21
............ 2,388,282
875,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Pollution Control Revenue
Bonds, Series B,
5 .00% ,
06/01/22
............ 932,120
3,375,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Pollution Control Revenue
Bonds, Series B,
5 .00% ,
06/01/23
............ 3,756,881

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Ohio (continued)
$ 3,300,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Pollution Control Revenue
Bonds, Series B,
5 .00% ,
06/01/24
............ 3,831,267
1,410,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Pollution Control Revenue
Bonds, Series B,
5 .00% ,
06/01/25
............ 1,702,067
1,450,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Pollution Control Revenue
Bonds, Series B,
5 .00% ,
06/01/26
............ 1,813,254
2,000,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Pollution Control Revenue
Bonds, Series B,
5 .00% ,
06/01/27
............ 2,580,380
10,000,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund, Revenue Bond, Series A,
5 .00% ,
12/01/24
............ 11,852,300
10,285,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds,
5 .00% ,
06/01/28
............ 13,486,618
3,045,000 Revere Local School District School
Improvements GO, Series A,
5 .00% ,
12/01/42
(a) .......... 3,242,925
2,350,000 Revere Local School District School
Improvements GO, Series A,
5 .00% ,
12/01/45
(a) .......... 2,502,750
320,000 RiverSouth Authority Area
Redevelopment Refunding
Revenue Bonds,
5 .00% ,
06/01/24
............ 354,938
1,075,000 State of North Carolina Highway
capital Improvements GO, Series
Q,
5 .00% ,
05/01/21
............ 1,088,147
16,790,000 State of Ohio Advance Refunding GO,
Series A,
5 .00% ,
12/15/24
............ 19,901,859
2,500,000 State of Ohio Advance Refunding GO,
Series A,
5 .00% ,
09/01/27
............ 3,239,150
Principal
Amount Value
Ohio (continued)
$ 1,400,000 State of Ohio Advance Refunding GO,
Series C,
5 .00% ,
08/01/27
............ 1,809,710
4,790,000 State of Ohio Advance Refunding GO,
Series U,
5 .00% ,
05/01/27
............ 6,144,612
1,000,000 State of Ohio Advance Refunding
Revenue Bonds,
5 .00% ,
10/01/21
............ 1,032,780
300,000 State of Ohio Department
of Administration
Telecommunications
Improvements COP,
5 .00% ,
09/01/24
............ 350,172
1,445,000 State of Ohio Department
of Administration
Telecommunications
Improvements COP,
5 .00% ,
09/01/24
............ 1,686,662
210,000 State of Ohio Highway Improvements
Revenue Bonds,
5 .00% ,
12/15/24
............ 248,655
2,000,000 State of Ohio Mental Health Facility
Improvements Revenue Bonds,
5 .00% ,
06/01/25
............ 2,397,040
1,415,000 State of Ohio Public Improvements
Revenue Bonds, Series A,
5 .00% ,
02/01/24
............ 1,614,161
970,000 State of Ohio Recreation Facilities
Improvements Revenue Bonds,
5 .00% ,
04/01/21
............ 977,847
775,000 State of Ohio Recreation Facilities
Improvements Revenue Bonds,
5 .00% ,
04/01/25
............ 923,149
5,000,000 State of Ohio School Improvements
GO, Series B,
5 .00% ,
06/15/23
............ 5,576,350
2,200,000 State of Ohio University and College
Improvements GO, Series A,
5 .00% ,
05/01/28
(a) .......... 2,334,046
7,505,000 State of Ohio University and College
Improvements GO, Series A,
5 .00% ,
05/01/27
............ 9,627,414
5,445,000 State of Ohio University and College
Improvements GO, Series A,
5 .00% ,
05/01/28
............ 6,505,904
1,000,000 University of Cincinnati Advance
Refunding Revenue, Series A,
5 .00% ,
06/01/26
............ 1,238,550
151,966,309

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Oklahoma — 0 .9%
$ 675,000 City of Oklahoma City Current
Refunding GO,
5 .00% ,
03/01/24
............ 775,717
3,650,000 City of Oklahoma City Public
Improvements GO,
5 .00% ,
03/01/26
............ 4,525,854
1,445,000 Oklahoma Capitol Improvement
Authority Highway
Improvements Revenue Bonds,
Series B,
5 .00% ,
07/01/28
............ 1,891,288
1,670,000 Oklahoma Capitol Improvement
Authority Highway
Improvements Revenue Bonds,
Series B,
5 .00% ,
07/01/29
............ 2,228,281
1,000,000 Oklahoma Capitol Improvement
Authority Highway
Improvements Revenue Bonds,
Series B,
5 .00% ,
07/01/33
............ 1,331,270
1,000,000 Oklahoma Capitol Improvement
Authority Highway
Improvements Revenue Bonds,
Series B,
5 .00% ,
07/01/34
............ 1,324,740
2,000,000 Oklahoma Capitol Improvement
Authority Highway
Improvements Revenue Bonds,
Series B,
5 .00% ,
07/01/35
............ 2,637,800
1,500,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5 .00% ,
01/01/24
............ 1,709,130
1,000,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5 .00% ,
01/01/25
............ 1,184,820
2,000,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5 .00% ,
01/01/26
............ 2,457,980
2,000,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5 .00% ,
01/01/27
............ 2,534,100
Principal
Amount Value
Oklahoma (continued)
$ 2,000,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5 .00% ,
01/01/28
............ 2,602,300
2,315,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5 .00% ,
01/01/29
............ 3,087,284
5,000,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
D,
5 .00% ,
01/01/26
............ 6,144,950
2,985,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
D,
5 .00% ,
01/01/28
............ 3,883,933
1,575,000 Tulsa Metropolitan Utility Authority
Refunding Revenue Bonds, Series
A,
5 .00% ,
04/01/27
............ 2,011,149
40,330,596
Oregon — 1 .0%
1,040,000 Clatsop County School District No
30 Warrenton-Hammond School
Improvements GO, Series B,
(School Board GTY),
5 .00% ,
06/15/27
............ 1,331,970
1,600,000 Medford Hospital Facilities Authority,
5 .00% ,
08/15/38
............ 2,095,072
5,000,000 State of Oregon Advance Refunding
GO, Series I,
5 .00% ,
08/01/28
............ 6,438,950
3,290,000 State of Oregon Advance Refunding
GO, Series M,
5 .00% ,
11/01/23
............ 3,726,780
10,350,000 State of Oregon Facilities
Improvements GO, Series A,
5 .00% ,
05/01/25
............ 12,444,219
4,940,000 State of Oregon Facilities
Improvements GO, Series A,
5 .00% ,
05/01/27
............ 6,351,062
4,140,000 State of Oregon Refunding GO, Series
G,
5 .00% ,
11/01/30
(a) .......... 4,690,247
4,700,000 State of Oregon School Improvements
GO,
5 .00% ,
06/01/28
............ 6,024,084

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Oregon (continued)
$ 2,000,000 Washington County School District
No 1 West Union School
Improvements GO, (School
Board GTY),
5 .00% ,
06/15/28
............ 2,556,140
45,658,524
Pennsylvania — 1 .1%
15,000,000 Commonwealth of Pennsylvania
Advance Refunding GO,
5 .00% ,
07/15/26
............ 18,765,300
9,775,000 Commonwealth of Pennsylvania
Current Refunding GO, 1St
Series,
5 .00% ,
07/01/21
............ 9,973,530
5,000,000 Commonwealth of Pennsylvania Public
Facilities GO, Series 1,
5 .00% ,
03/01/22
............ 5,263,950
1,000,000 Lancaster County Hospital Authority
Advance Refunding Revenue
Bonds,
5 .00% ,
08/15/26
............ 1,252,330
4,120,000 Pennsylvania Intergovernmental
Cooperation Authority Special
Tax Revenue Refunding Bonds,
5 .00% ,
06/15/21
............ 4,192,677
2,755,000 Pennsylvania Intergovernmental
Cooperation Authority Special
Tax Revenue Refunding Bonds,
5 .00% ,
06/15/22
............ 2,934,185
3,500,000 Pennsylvania Intergovernmental
Cooperation Authority Special
Tax Revenue Refunding Bonds,
5 .00% ,
06/15/23
............ 3,903,445
46,285,417
Rhode Island — 0 .3%
6,950,000 Rhode Island Commerce Corp Grant
Anticipation Current Refunding
Revenue,
5 .00% ,
06/15/23
............ 7,721,242
3,000,000 Rhode Island Convention Center
Authority Refunding Revenue
Bonds, Series A,
5 .00% ,
05/15/22
............ 3,160,080
550,000 State of Rhode Island School for the
Deaf Project Advance Refunding
COP, Series D,
5 .00% ,
04/01/24
............ 628,777
Principal
Amount Value
Rhode Island (continued)
$ 960,000 State of Rhode Island University &
College Improvements COP,
Series A,
5 .00% ,
06/01/24
............ 1,104,499
1,010,000 State of Rhode Island University &
College Improvements COP,
Series A,
5 .00% ,
06/01/25
............ 1,204,253
13,818,851
South Carolina — 0 .6%
3,600,000 Beaufort County School District
School Improvements Refunding
GO, Series A (South Carolina
School District),
5 .00% ,
03/01/22
............ 3,790,440
4,010,000 Darlington County School District
School Improvement GO (South
Carolina School District),
5 .00% ,
03/01/27
............ 5,108,179
3,000,000 Darlington County School District
School Improvement GO (South
Carolina School District),
5 .00% ,
03/01/28
............ 3,863,490
2,350,000 Lexington County School District
No 2 School Improvements GO
(South Carolina School District),
5 .00% ,
03/01/26
............ 2,904,529
1,500,000 State of South Carolina Advance
Refunding GO, Series B (State
Aid Withholding),
5 .00% ,
04/01/26
............ 1,866,690
1,485,000 State of South Carolina University &
College Improvements GO, Series
B (State Aid Withholding),
5 .00% ,
04/01/22
............ 1,570,165
4,680,000 State of South Carolina University &
College Improvements Refunding
GO, Series A (State Aid
Withholding),
5 .00% ,
04/01/22
............ 4,948,398
24,051,891
South Dakota — 0 .9%
2,125,000 South Dakota Conservancy District,
5 .00% ,
08/01/29
............ 2,890,043
1,950,000 South Dakota Conservancy District,
5 .00% ,
08/01/31
............ 2,684,955
1,500,000 South Dakota Conservancy District,
5 .00% ,
08/01/33
............ 2,043,645

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
South Dakota (continued)
$ 1,020,000 South Dakota Conservancy District,
5 .00% ,
08/01/35
............ 1,377,775
1,400,000 South Dakota Conservancy District,
5 .00% ,
08/01/36
............ 1,884,246
1,850,000 South Dakota Conservancy District,
5 .00% ,
08/01/37
............ 2,481,775
4,910,000 South Dakota Conservancy District,
5 .00% ,
08/01/38
............ 6,567,911
5,155,000 South Dakota Conservancy District,
5 .00% ,
08/01/39
............ 6,878,729
1,950,000 South Dakota Conservancy District,
5 .00% ,
08/01/40
............ 2,595,606
3,820,000 South Dakota Conservancy District,
5 .00% ,
08/01/41
............ 5,067,841
1,000,000 South Dakota Conservancy District,
5 .00% ,
08/01/42
............ 1,322,170
2,455,000 South Dakota Conservancy District
Water Utility Improvements
Revenue Bonds,
5 .00% ,
08/01/29
............ 2,843,307
38,638,003
Tennessee — 0 .6%
4,120,000 City of Knoxville Public Facilities GO,
5 .00% ,
05/01/30
............ 5,675,877
3,070,000 City of Knoxville Public Facilities GO,
5 .00% ,
05/01/31
............ 4,320,871
1,000,000 County of Montgomery Advance
Refunding School Improvements
GO,
5 .00% ,
04/01/26
............ 1,239,240
5,105,000 County of Shelby Refunding GO,
5 .00% ,
04/01/22
............ 5,395,883
400,000 Metropolitan Government of Nashville
& Davidson County Electric
System Revenue, Series A,
5 .00% ,
05/15/23
............ 444,312
1,005,000 State of Tennessee Refunding GO,
Series A,
5 .00% ,
09/01/23
............ 1,131,017
2,000,000 State of Tennessee Refunding Notes
GO, Series A,
5 .00% ,
08/01/21
............ 2,048,800
2,335,000 State of Tennessee Refunding Notes
GO, Series A,
5 .00% ,
08/01/27
............ 2,921,622
Principal
Amount Value
Tennessee (continued)
$ 900,000 Tennessee State School Bond Authority
Refunding Revenue Bonds (State
Aid Intercept Program),
5 .00% ,
11/01/25
............ 1,058,382
24,236,004
Texas — 15 .5%
2,250,000 Alief Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% ,
02/15/28
............ 2,848,568
1,000,000 Allen Independent School District
Current Refunding GO, Series A
(PSF-GTD),
5 .00% ,
02/15/22
............ 1,051,160
860,000 Alvin Independent School District
Improvements Refunding GO,
Series A, (PSF-GTD),
5 .00% ,
02/15/25
............ 1,023,727
1,720,000 Alvin Independent School District
Improvements Refunding GO,
Series A, (PSF-GTD),
5 .00% ,
02/15/26
............ 2,123,753
485,000 Aransas Pass Independent School
District Improvements GO,
(PSF-GTD),
5 .00% ,
02/15/23
............ 531,550
1,315,000 Austin Community College District
Refunding GO,
5 .00% ,
08/01/27
............ 1,640,844
2,525,000 Austin Independent School District
Refunding GO, (PSF-GTD),
5 .00% ,
08/01/27
............ 3,167,840
1,000,000 Austin Independent School District
Refunding GO, Series B,
(PSF-GTD),
5 .00% ,
08/01/21
............ 1,024,450
3,000,000 Austin Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% ,
08/01/28
............ 3,983,430
895,000 Barbers Hill Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% ,
02/15/27
............ 1,136,766
5,310,000 Beaumont Independent School
District Refunding GO,
(PSF-GTD),
5 .00% ,
02/15/26
............ 6,544,522

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 2,050,000 Beaumont Independent School
District Refunding GO,
(PSF-GTD),
5 .00% ,
02/15/28
............ 2,592,594
1,075,000 Bonham Independent School District
Improvements GO, (PSF-GTD),
5 .00% ,
08/01/27
............ 1,330,818
540,000 Bridgeport Independent School
District,
5 .00% ,
08/15/26
............ 678,283
1,605,000 Brock Independent School District
Refunding GO, (PSF-GTD),
5 .00% ,
08/15/25
............ 1,926,096
5,000,000 Burleson Independent School
District  School Improvement
GO, (PSF-GTD),
2 .50% ,
02/01/47
(b) .......... 5,167,250
1,000,000 Burleson Independent School District
Refunding GO, (PSF-GTD),
5 .00% ,
08/01/25
............ 1,206,350
1,420,000 Burleson Independent School District
Refunding GO, Series B,
(PSF-GTD),
5 .50% ,
08/01/27
............ 1,865,056
1,120,000 Channelview Independent School
District Improvements GO,
(PSF-GTD),
5 .00% ,
08/15/30
............ 1,485,557
1,700,000 City of Austin Public Improvements
GO,
5 .00% ,
11/01/22
............ 1,845,061
3,000,000 City of Austin TX Electric Utility
Revenue Refunding Revenue
Bonds, Series A,
5 .00% ,
11/15/28
............ 4,001,820
190,000 City of Austin TX Water &
Wastewater System Revenue,
5 .00% ,
11/15/21
............ 197,174
810,000 City of Austin TX Water &
Wastewater System Revenue,
5 .00% ,
11/15/21
............ 841,315
5,000,000 City of Austin Water & Wastewater
System Advance Refunding
Revenue Bonds,
5 .00% ,
11/15/29
............ 6,285,500
2,360,000 City of Bryan Waterworks & Sewer
Current Refunding Revenue,
4 .00% ,
07/01/21
............ 2,397,666
Principal
Amount Value
Texas (continued)
$ 2,450,000 City of Bryan Waterworks & Sewer
Current Refunding Revenue,
4 .00% ,
07/01/22
............ 2,573,162
4,020,000 City of College Station Improvements
Advance Refunding GO,
5 .00% ,
02/15/25
............ 4,783,559
935,000 City of Conroe Public Improvements
GO,
5 .00% ,
03/01/25
............ 1,070,154
1,715,000 City of Dallas TX Waterworks &
Sewer System Revenue,
5 .00% ,
10/01/28
............ 2,280,830
2,000,000 City of Dallas TX Waterworks &
Sewer System Revenue,
5 .00% ,
10/01/32
............ 2,763,720
2,075,000 City of Denton Public Improvements
GO,
5 .00% ,
02/15/23
............ 2,278,184
1,715,000 City of Denton Public Improvements
GO,
5 .00% ,
02/15/24
............ 1,963,349
1,290,000 City of Denton Public Improvements
GO,
5 .00% ,
02/15/28
............ 1,581,217
830,000 City of El Paso Municipal Drainage
Utility System Sewer
Improvement Revenue Bonds,
5 .00% ,
03/01/24
............ 949,146
350,000 City of El Paso Water & Sewer
Refunding Revenue Bonds,
5 .00% ,
03/01/25
............ 400,823
1,250,000 City of El Paso Water & Sewer
Refunding Revenue Bonds,
5 .00% ,
03/01/26
............ 1,431,937
5,145,000 City of Fort Worth Water & Sewer
System Improvements Revenue,
5 .00% ,
02/15/25
............ 6,129,084
7,500,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series A,
4 .00% ,
07/01/47
............ 8,617,350
1,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series B,
5 .00% ,
07/01/26
............ 1,238,620
2,460,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series B,
5 .00% ,
07/01/27
............ 3,126,070

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 1,500,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series B,
5 .00% ,
07/01/28
............ 1,946,940
1,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series C,
0 .88% ,
07/01/22
............ 1,005,270
5,500,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series C,
1 .05% ,
07/01/23
............ 5,559,950
2,040,000 City of McKinney Waterworks &
Sewer System Revenue Sewer
Improvements,
5 .00% ,
03/15/25
............ 2,436,127
2,360,000 City of McKinney Waterworks &
Sewer System Revenue Sewer
Improvements,
5 .00% ,
03/15/26
............ 2,925,904
930,000 City of Pflugerville Advance Refunding
GO,
5 .00% ,
08/01/26
............ 1,159,868
1,815,000 City of Plano Advance Refunding GO,
5 .00% ,
09/01/23
............ 2,039,570
2,820,000 City of Plano Recreation Facilities
Improvements GO,
5 .00% ,
09/01/30
............ 3,642,425
1,180,000 City of Plano Waterworks &
Sewer System Water Utility
Improvement Revenue Bonds,
5 .00% ,
05/01/26
............ 1,462,657
1,205,000 City of Round Rock TX Utility System
Revenue Advance Refunding,
5 .00% ,
08/01/25
............ 1,455,447
875,000 Clear Creek Independent School
District Improvements GO,
(PSF-GTD),
5 .00% ,
02/15/24
............ 1,002,286
1,000,000 Clear Creek Independent School
District Improvements GO,
(PSF-GTD),
5 .00% ,
02/15/25
............ 1,190,830
1,505,000 Clint Independent School District
Advance Refunding GO,
(PSF-GTD),
5 .00% ,
08/15/25
............ 1,821,140
1,195,000 Connally Independent School District
Refunding GO, (PSF-GTD),
5 .00% ,
08/15/25
............ 1,443,620
Principal
Amount Value
Texas (continued)
$ 900,000 Conroe Independent School
District  School Improvements
GO, (PSF-GTD),
5 .00% ,
02/15/21
............ 901,602
460,000 Conroe Independent School
District  School Improvements
GO, (PSF-GTD),
5 .00% ,
02/15/22
............ 483,386
1,500,000 Conroe Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5 .00% ,
02/15/24
............ 1,718,700
2,000,000 Conroe Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5 .00% ,
02/15/25
............ 2,382,540
5,000,000 Conroe Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5 .00% ,
02/15/27
............ 6,357,500
19,000,000 Conroe Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5 .00% ,
02/15/28
............ 24,831,100
10,000,000 Conroe Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5 .00% ,
02/15/29
............ 13,420,000
1,400,000 Coppell Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% ,
08/15/32
............ 1,808,856
2,130,000 County of Bexar Advance Refunding
GO,
5 .00% ,
06/15/26
............ 2,576,065
7,500,000 County of Bexar Advance Refunding
GO,
5 .00% ,
06/15/29
............ 9,322,350
2,910,000 County of Bexar Refunding GO,
5 .00% ,
06/15/22
............ 3,104,679
675,000 County of Collin Advance Refunding
GO,
5 .00% ,
02/15/24
............ 773,415
2,800,000 County of Dallas Public Improvements
GO,
5 .00% ,
08/15/28
............ 3,517,024
1,500,000 County of Denton Advance Refunding
GO,
5 .00% ,
07/15/24
............ 1,746,705

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 1,590,000 County of Harris Advance Refunding
Revenue, Series A,
5 .00% ,
08/15/25
............ 1,928,797
4,075,000 County of Harris Current Refunding
GO, Series A,
5 .00% ,
10/01/26
............ 5,128,061
4,100,000 County of Harris Current Refunding
GO, Series A,
5 .00% ,
10/01/27
............ 5,302,612
1,485,000 County of Harris Current Refunding
GO, Series A,
5 .00% ,
10/01/24
............ 1,745,484
1,850,000 County of Williamson Limited Tax
Advance Refunding GO,
5 .00% ,
02/15/24
............ 2,119,120
1,000,000 County of Williamson Limited Tax
Refunding GO,
5 .00% ,
02/15/21
............ 1,001,760
360,000 Crystal City Independent School
District Advance Refunding GO,
(PSF-GTD),
5 .00% ,
02/15/26
............ 426,463
1,500,000 Cuero Independent School District
Advance Refunding GO,
(PSF-GTD),
5 .00% ,
08/15/30
............ 1,911,525
1,500,000 Dallas Area Rapid Transit Advance
Refunding Revenue Bonds,
1 .15% ,
12/01/26
............ 1,513,770
750,000 Dallas Area Rapid Transit Refunding
Revenue Bonds, Series A,
5 .00% ,
12/01/25
............ 882,930
1,120,000 Dayton Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% ,
02/15/22
............ 1,176,941
7,715,000 Denton Independent School District
Advance Refunding GO,
(PSF-GTD),
5 .00% ,
08/15/26
............ 9,159,865
6,000,000 Denton Independent School District
Advance Refunding GO,
(PSF-GTD),
5 .00% ,
08/15/29
............ 7,351,200
1,085,000 Denver City Independent School
District School Building GO,
Series A, (PSF-GTD),
5 .00% ,
02/15/25
............ 1,287,233
Principal
Amount Value
Texas (continued)
$ 2,665,000 Eagle Mountain & Saginaw
Independent School District
Refunding GO, (PSF-GTD),
5 .00% ,
08/15/25
............ 3,232,858
1,835,000 Eagle Mountain & Saginaw
Independent School District
Refunding GO, (PSF-GTD),
5 .00% ,
08/15/27
............ 2,256,463
10,000,000 Eagle Mountain & Saginaw
Independent School District
School Improvements GO, (PSF-
GTD), Series 2011,
2 .00% ,
08/01/50
(b) (c) ........ 10,513,100
3,000,000 Edinburg Consolidated Independent
School District Advance
Refunding GO, (PSF-GTD),
5 .00% ,
02/15/25
............ 3,561,840
1,500,000 El Paso Independent School District
Refunding GO (PSF-GTD),
5 .00% ,
08/15/25
............ 1,757,115
885,000 Frenship Independent School District
Refunding GO (PSF-GTD),
5 .00% ,
02/15/26
(a) .......... 1,014,387
4,890,000 Frisco Independent School District
Advance Refunding GO,
(PSF-GTD),
5 .00% ,
08/15/26
............ 6,035,140
1,285,000 Goose Creek Consolidated
Independent School District
Advance Refunding GO, (PSF-
GTD), Series A,
5 .00% ,
02/15/25
............ 1,529,638
1,095,000 Graham Independent School District
Refunding GO, Series B
(PSF-GTD),
5 .00% ,
02/15/21
............ 1,096,949
8,500,000 Grand Parkway Transportation Corp
Highway Improvements Revenue
Bonds, Sub-Tier Series B,
5 .00% ,
10/01/52
(b) .......... 9,440,610
8,000,000 Grand Parkway Transportation Corp.
Highway Improvements Revenue
Bonds, Series A,
5 .50% ,
04/01/53
(a) .......... 9,125,920
2,865,000 Harris County Flood Control District
Advance Refunding,
5 .00% ,
10/01/28
............ 3,684,992

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 5,000,000 Harris County Flood Control District
Refunding Revenue Bonds, Series
A,
5 .00% ,
10/01/23
............ 5,646,850
5,030,000 Harris County Metropolitan Authority
Transit Improvements Revenue
Bonds, Series B,
5 .00% ,
11/01/23
(a) .......... 5,214,450
1,970,000 Harris County Toll Road Authority
Bridges Revenue Bonds,
5 .00% ,
08/15/28
............ 2,603,040
2,000,000 Harris County Toll Road Authority
Bridges Revenue Bonds,
5 .00% ,
08/15/29
............ 2,700,660
2,150,000 Harris County Toll Road Authority
Bridges Revenue Bonds,
5 .00% ,
08/15/30
............ 2,968,312
1,500,000 Harris County Toll Road Authority
Bridges Revenue Bonds,
5 .00% ,
08/15/31
............ 2,060,550
1,000,000 Harris County Toll Road Authority
Bridges Revenue Bonds,
5 .00% ,
08/15/32
............ 1,368,210
2,040,000 Hays Consolidated Independent
School District Advance
Refunding GO, (PSF-GTD),
5 .00% ,
02/15/27
............ 2,588,291
2,730,000 Hays Consolidated Independent
School District Advance
Refunding GO, (PSF-GTD),
5 .00% ,
08/15/27
............ 3,390,114
4,000,000 Houston Independent School District
Improvements GO, (PSF-GTD),
5 .00% ,
02/15/28
............ 5,069,600
175,000 Hutto Independent School District
Advance Refunding GO, (PSF-
GTD), Series A,
5 .00% ,
08/01/25
............ 207,470
2,455,000 Irving Independent School District
Advance Refunding GO,
(PSF-GTD),
5 .00% ,
02/15/24
............ 2,812,129
585,000 Kaufman Independent School District
School Building Refunding GO,
(PSF-GTD),
5 .00% ,
02/15/24
............ 667,801
500,000 Kaufman Independent School District
School Building Refunding GO,
(PSF-GTD),
5 .00% ,
02/15/25
............ 592,530
Principal
Amount Value
Texas (continued)
$ 750,000 Klein Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% ,
08/01/23
............ 840,443
13,725,000 Lone Star College System Advance
Refunding GO,
5 .00% ,
02/15/29
............ 16,731,599
4,455,000 Lone Star College System Advance
Refunding GO, Series B,
5 .00% ,
02/15/23
............ 4,895,065
1,835,000 Longview Independent School
District Advance Refunding GO,
(PSF-GTD),
5 .00% ,
02/15/21
............ 1,838,266
1,860,000 Longview Independent School
District Advance Refunding GO,
(PSF-GTD),
5 .00% ,
02/15/23
............ 2,042,931
560,000 Longview Independent School
District Advance Refunding GO,
(PSF-GTD),
5 .00% ,
02/15/24
............ 641,648
225,000 Longview Independent School
District Advance Refunding GO,
(PSF-GTD),
5 .00% ,
02/15/26
............ 277,691
2,670,000 Magnolia Independent School District
School Improvement Advance
Refunding GO, (PSF-GTD),
5 .00% ,
08/15/25
............ 3,233,557
300,000 Manor Independent School
District  Advance Refunding GO,
(PSF-GTD),
5 .00% ,
08/01/26
............ 374,706
3,410,000 Manor Independent School District
Advance Refunding GO,
(PSF-GTD),
5 .00% ,
08/01/24
............ 3,967,467
1,005,000 Mesquite Independent School District
Advance Refunding GO, (PSF-
GTD), Series A,
5 .00% ,
08/15/23
............ 1,127,781
1,060,000 Mesquite Independent School District
Advance Refunding GO, (PSF-
GTD), Series A,
5 .00% ,
08/15/24
............ 1,237,592
1,110,000 Mesquite Independent School District
Advance Refunding GO, (PSF-
GTD), Series A,
5 .00% ,
08/15/25
............ 1,348,761

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 1,435,000 Mesquite Independent School District
Advance Refunding GO, (PSF-
GTD), Series B,
5 .00% ,
08/15/23
............ 1,610,314
1,650,000 Mesquite Independent School District
Advance Refunding GO, (PSF-
GTD), Series B,
5 .00% ,
08/15/25
............ 2,004,915
585,000 Mesquite Independent School District
Advance Refunding GO, (PSF-
GTD), Series B,
5 .00% ,
08/15/26
............ 734,438
580,000 Mesquite Independent School District
Current Refunding GO, Series A
(PSF-GTD),
5 .00% ,
08/15/24
............ 677,173
1,170,000 Mesquite Independent School District
Current Refunding GO, Series A
(PSF-GTD),
5 .00% ,
08/15/25
............ 1,421,667
1,000,000 Mesquite Independent School District
Improvements GO, Series C,
(PSF-GTD),
5 .00% ,
08/15/21
............ 1,026,370
595,000 Mesquite Independent School District
Improvements GO, Series C,
(PSF-GTD),
5 .00% ,
08/15/26
............ 746,993
1,585,000 Mesquite Independent School District
School Improvements GO, Series
B (PSF-GTD),
5 .00% ,
08/15/26
............ 1,989,888
1,000,000 New Caney Independent School
District Advance Refunding GO,
(PSF-GTD),
5 .00% ,
02/15/27
............ 1,268,090
250,000 Northside Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% ,
08/15/26
............ 314,020
3,000,000 Northwest Independent School
District Refunding GO, (PSF-
GTD), Series B,
5 .00% ,
02/15/23
............ 3,295,680
2,525,000 Northwest Independent School
District Refunding GO, (PSF-
GTD), Series B,
5 .00% ,
02/15/25
............ 3,009,093
Principal
Amount Value
Texas (continued)
$ 1,145,000 Palestine Independent School District
Advance Refunding GO,
(PSF-GTD),
5 .00% ,
02/15/23
............ 1,254,897
1,220,000 Palestine Independent School District
Advance Refunding GO,
(PSF-GTD),
5 .00% ,
02/15/28
............ 1,486,582
250,000 Pasadena Independent School District
Advance Refunding GO,
(PSF-GTD),
5 .00% ,
02/15/22
............ 262,710
4,420,000 Pasadena Independent School District
School Improvement Refunding
GO, (PSF-GTD),
5 .00% ,
02/15/25
(a) .......... 4,857,536
24,150,000 Permanent University Fund - Texas
A&M University System
Refunding Revenue Bonds,
5 .50% ,
07/01/28
............ 29,239,371
750,000 Pharr San Juan Alamo Independent
School District Advance
Refunding GO, (PSF-GTD),
5 .00% ,
02/01/27
............ 887,843
1,525,000 Plano Independent School District
School Improvement GO,
(PSF-GTD),
5 .00% ,
02/15/23
............ 1,674,328
5,000,000 Plano Independent School District
School Improvement GO,
(PSF-GTD),
5 .00% ,
02/15/26
............ 6,170,900
1,050,000 Point Isabel Independent School
District,
5 .00% ,
02/01/25
............ 1,246,203
1,995,000 Port Arthur Independent School
District Advance Refunding GO,
(PSF-GTD), Series B,
5 .00% ,
02/15/25
............ 2,366,848
1,000,000 Prosper Independent School District
School Building School
Improvement GO, (PSF-GTD),
5 .00% ,
02/15/25
............ 1,187,720
10,000,000 Prosper Independent School District
School Improvement GO, (PSF-
GTD), Series B,
2 .00% ,
02/15/50
(b) .......... 10,429,100
925,000 Roma Independent School District
Refunding GO, (PSF-GTD),
5 .00% ,
08/15/22
............ 994,551

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 1,020,000 Roma Independent School District
Refunding GO, (PSF-GTD),
5 .00% ,
08/15/23
............ 1,142,400
1,075,000 Roma Independent School District
Refunding GO, (PSF-GTD),
5 .00% ,
08/15/24
............ 1,252,622
1,000,000 Roma Independent School District
Refunding GO, (PSF-GTD),
5 .00% ,
08/15/25
............ 1,208,560
1,330,000 San Antonio Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% ,
08/15/23
............ 1,491,768
1,185,000 San Antonio Water System,
5 .00% ,
05/15/36
............ 1,597,333
1,150,000 San Antonio Water System,
4 .00% ,
05/15/37
............ 1,427,644
2,600,000 San Antonio Water System,
5 .00% ,
05/15/39
............ 3,466,034
5,000,000 San Antonio Water System,
5 .00% ,
05/15/41
............ 6,619,550
205,000 San Elizario Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% ,
05/01/25
............ 245,902
1,195,000 Southside Independent School District
School Improvement GO,
(PSF-GTD),
5 .00% ,
08/15/29
............ 1,517,949
5,000,000 Spring Branch Independent School
District School Improvement
GO, (PSF-GTD),
1 .55% ,
06/15/41
(b) (c) ........ 5,002,800
450,000 Spring Independent School District
Advance Refunding GO
(PSF-GTD),
5 .00% ,
08/15/27
............ 558,810
1,000,000 Spring Independent School District
Advance Refunding GO,
(PSF- GTD),
5 .00% ,
08/15/26
............ 1,254,830
2,160,000 Spring Independent School District
Advance Refunding GO,
(PSF-GTD),
5 .00% ,
08/15/22
............ 2,322,410
7,180,000 Spring Independent School District
Advance Refunding GO, Series A,
5 .00% ,
08/15/28
............ 8,880,727
Principal
Amount Value
Texas (continued)
$ 40,000,000 State of Texas Cash Flow Management
Revenue Notes,
4 .00% ,
08/26/21
............ 40,894,800
3,720,000 State of Texas Highway Improvements
Revenue Bonds GO,
5 .00% ,
04/01/44
(a) .......... 4,272,680
5,000,000 State of Texas Public Finance Authority
Advance Refunding GO,
5 .00% ,
10/01/26
............ 6,308,100
5,000,000 State of Texas Public Finance Authority
Advance Refunding GO,
2 .18% ,
10/01/27
............ 5,435,950
2,500,000 State of Texas Refunding Public Notes
GO, Series A,
5 .00% ,
10/01/21
............ 2,581,625
3,200,000 State of Texas Transportation
Commission Advance Refunding
GO, Series F,
5 .00% ,
10/01/25
............ 3,906,976
5,000,000 State of Texas Transportation
Commission Advance Refunding
GO, Series F,
5 .00% ,
10/01/28
............ 6,078,700
1,840,000 State of Texas Transportation
Commission Advance Refunding
GO, Series F,
5 .00% ,
10/01/30
............ 2,367,197
6,500,000 State of Texas Transportation
Commission Highway
Improvement GO,
5 .00% ,
04/01/25
............ 7,787,325
9,320,000 State of Texas Transportation
Commission Highway
Improvement GO,
5 .00% ,
04/01/27
............ 11,544,311
12,005,000 State of Texas Transportation
Commission Highway
Improvement GO,
5 .00% ,
04/01/30
(a) .......... 12,687,604
3,500,000 State of Texas Transportation
Commission Refunding GO,
Series A,
5 .00% ,
10/01/22
............ 3,785,040
2,500,000 State of Texas Water Financial
Assistance Refunding GO, Series
2019 C,
5 .00% ,
08/01/22
............ 2,683,225

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 1,030,000 State of Texas Water Utility
Improvement Refunding GO,
Series B1,
5 .00% ,
08/01/26
............ 1,292,866
1,000,000 State of Texas, Water Financial
Assistance Refunding GO,
Subseries 2018 B-2,
5 .00% ,
08/01/28
............ 1,166,140
3,500,000 State of Texas, Water Financial
Assistance Refunding GO,
Subseries 2018 B-3,
5 .00% ,
08/01/27
............ 4,521,685
1,000,000 Sulphur Springs Independent School
District Advance Refunding GO,
(PSF- GTD),
5 .00% ,
08/15/26
............ 1,251,710
3,000,000 Tarrant County Cultural Education
Facilities Finance Corp. Revenue
Bonds,
5 .00% ,
12/01/32
............ 3,966,090
1,000,000 Temple Independent School District
Advance Refunding GO,
(PSF- GTD),
5 .00% ,
02/01/27
............ 1,267,400
1,250,000 Texas A&M University,
0 .59% ,
05/15/24
............ 1,262,075
1,770,000 Texas A&M University,
1 .38% ,
05/15/28
............ 1,808,338
1,000,000 Texas A&M University,
1 .56% ,
05/15/30
............ 1,023,140
2,000,000 Texas Tech University System,
1 .34% ,
02/15/27
............ 2,023,900
2,000,000 Texas Tech University System,
1 .75% ,
02/15/30
............ 2,044,460
1,000,000 Texas Transportation Commission,
1 .12% ,
10/01/27
............ 1,016,730
1,000,000 Texas Transportation Commission
State Highway Fund First Tier
Advance Refunding Revenue
Bonds,
5 .00% ,
10/01/22
............ 1,082,140
5,785,000 Texas Transportation Commission
State Highway Fund First Tier
Advance Refunding Revenue
Bonds,
5 .00% ,
10/01/24
............ 6,795,061
Principal
Amount Value
Texas (continued)
$ 3,225,000 Texas Transportation Commission
State Highway Fund First Tier
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
04/01/21
............ 3,251,219
4,250,000 Texas Transportation Commission
State Highway Fund Highway
Improvements Revenue Bonds
Series A,
5 .00% ,
10/01/26
............ 5,353,725
2,080,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5 .00% ,
08/01/31
............ 2,800,533
1,250,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% ,
10/15/23
............ 1,413,675
1,000,000 Trinity River Authority Central
Regional Wastewater System
Advance Refunding Revenue
Bonds,
5 .00% ,
08/01/24
............ 1,167,670
1,420,000 Trinity River Authority Central
Regional Wastewater System
Revenue Current Refunding
Revenue Bonds,
5 .00% ,
08/01/29
............ 1,929,823
2,000,000 Trinity River Authority Central
Regional Wastewater System
Revenue Current Refunding
Revenue Bonds,
5 .00% ,
08/01/30
............ 2,776,420
500,000 United Independent School District
GO, (PSF-GTD),
5 .00% ,
08/15/22
............ 537,595
1,680,000 United Independent School District
GO, (PSF-GTD),
5 .00% ,
08/15/23
............ 1,882,961
935,000 United Independent School District
GO, (PSF-GTD),
5 .00% ,
08/15/24
............ 1,091,650
2,085,000 United Independent School District
GO, (PSF-GTD),
5 .00% ,
08/15/25
............ 2,524,038
1,635,000 United Independent School District
GO, (PSF-GTD),
5 .00% ,
08/15/26
............ 2,043,505

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 1,000,000 United Independent School District
GO, (PSF-GTD),
5 .00% ,
08/15/27
............ 1,282,900
420,000 University of North Texas Prerefunded
Refunding Revenue,
5 .00% ,
04/15/21
............ 424,120
1,065,000 University of Texas System Refunding
Revenue Bonds, Series A,
5 .00% ,
08/15/29
............ 1,234,442
2,000,000 University of Texas System University
and College Improvements
Revenue, Series D,
5 .00% ,
08/15/23
............ 2,248,140
7,000,000 University of Texas System/The
Advance Refunding Revenue
Bonds, Series C,
5 .00% ,
08/15/26
............ 8,796,900
3,000,000 University of Texas System/The
Advance Refunding Revenue
Bonds, Series C,
5 .00% ,
08/15/21
............ 3,079,260
325,000 Waco Independent School District
Advance Refunding GO,
(PSF- GTD),
5 .00% ,
08/15/27
............ 405,795
640,000 Wall Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% ,
02/15/27
............ 756,742
1,210,000 Wichita Falls Independent School
District School Improvements
GO (PSF-GTD),
5 .00% ,
02/01/23
............ 1,325,458
676,081,006
Utah — 0 .5%
610,000 City of Salt Lake City Ut Public
Utilities Revenue Bonds,
5 .00% ,
02/01/29
............ 820,170
600,000 City of Salt Lake City Ut Public
Utilities Revenue Bonds,
5 .00% ,
02/01/30
............ 800,550
4,135,000 Granite School District Board of
Education School Improvements
GO, (School Board GTY),
5 .00% ,
06/01/30
............ 5,708,574
840,000 Salt Lake County Municipal Building
Authority Public Facilities
Revenue Bonds,
5 .00% ,
01/15/31
............ 1,077,871
Principal
Amount Value
Utah (continued)
$ 10,000,000 State of Utah Highway Improvements
Revenue Bonds GO,
5 .00% ,
07/01/26
............ 12,544,200
20,951,365
Virginia — 4 .7%
2,000,000 City of Richmond Public Utility
Revenue, Advance Refunding
Revenue Bonds, Series B,
2 .35% ,
01/15/27
............ 2,172,280
2,250,000 City of Richmond Public Utility
Revenue, Advance Refunding
Revenue Bonds, Series B,
2 .45% ,
01/15/28
............ 2,460,015
2,955,000 City of Richmond Public Utility
Revenue, Sewer Improvement
Revenue Bonds, Series A,
5 .00% ,
01/15/34
............ 3,975,155
2,300,000 City of Richmond Public Utility
Revenue, Sewer Improvement
Revenue Bonds, Series A,
5 .00% ,
01/15/35
............ 3,086,807
4,110,000 City of Suffolk Public Improvements
GO,
5 .00% ,
02/01/26
(a) .......... 4,110,000
1,600,000 City of Virginia Beach Current
Refunding GO, Series B, (State
Aid Withholding),
5 .00% ,
07/15/26
............ 2,004,576
5,175,000 City of Virginia Beach Public
Improvements GO, Series A,
(State Aid Withholding),
5 .00% ,
07/15/26
............ 6,483,550
7,430,000 Commonwealth of Virginia Advance
Refunding GO, Series B (State
Aid Withholding),
5 .00% ,
06/01/28
............ 8,908,496
3,815,000 Commonwealth of Virginia University
and College Improvements GO,
Series A,
5 .00% ,
06/01/22
............ 4,064,043
3,865,000 Commonwealth of Virginia University
and College Improvements GO,
Series A,
5 .00% ,
06/01/27
............ 4,835,579
7,000,000 Country of Fairfax Public
Improvements GO, Series A,
(State Aid Withholding),
5 .00% ,
10/01/22
............ 7,570,080

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Virginia (continued)
$ 5,000,000 Country of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
5 .00% ,
10/01/27
............ 6,403,700
2,000,000 Country of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
5 .00% ,
10/01/28
............ 2,562,320
7,965,000 Country of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
5 .00% ,
10/01/29
............ 10,166,367
2,660,000 County of Arlington Public
Improvements GO,
5 .00% ,
08/15/31
............ 3,523,064
3,270,000 County of Chesterfield School
Improvements GO, Series A,
(State Aid Withholding),
5 .00% ,
01/01/27
............ 4,167,386
2,715,000 County of Fairfax,
5 .00% ,
10/01/25
............ 3,324,735
2,160,000 County of Fairfax Sewer Improvement
Revenue Bonds,
5 .00% ,
07/15/22
(a) .......... 2,208,190
7,530,000 County of Loudoun Public Facilities
GO, Series A, (State Aid
Withholding),
5 .00% ,
12/01/26
............ 9,577,558
1,170,000 Prince William County Industrial
Development Authority Public
Improvements Refunding
Revenue Bonds, Series A,
5 .00% ,
10/01/24
............ 1,372,878
1,635,000 Virginia College Building Authority,
5 .00% ,
09/01/21
............ 1,643,649
10,000,000 Virginia College Building Authority
Advance Refunding Revenue
Bonds,
5 .00% ,
02/01/27
............ 12,735,100
1,000,000 Virginia College Building Authority
Advance Refunding Revenue,
Series A,
5 .00% ,
09/01/28
............ 1,250,250
5,285,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
Series B,
5 .00% ,
02/01/24
............ 6,044,243
Principal
Amount Value
Virginia (continued)
$ 2,800,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
Series B,
5 .00% ,
02/01/25
............ 3,334,296
500,000 Virginia College Building Authority,
University and College
Improvements Revenue, Series A,
5 .00% ,
02/01/27
(a) .......... 572,170
6,000,000 Virginia Commonwealth
Transportation Board Advance
Refunding Revenue Bonds,
5 .00% ,
09/15/29
............ 7,695,420
2,600,000 Virginia Commonwealth
Transportation Board Advance
Refunding Revenue Bonds, Series
A,
5 .00% ,
05/15/23
............ 2,887,378
5,375,000 Virginia Commonwealth
Transportation Board Advance
Refunding Revenue Bonds, Series
A,
5 .00% ,
05/15/28
............ 6,969,117
465,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5 .00% ,
03/15/21
............ 467,739
2,510,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5 .00% ,
03/15/23
............ 2,767,476
815,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5 .00% ,
03/15/25
............ 975,115
1,345,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5 .00% ,
03/15/26
............ 1,668,284
1,230,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5 .00% ,
03/15/27
............ 1,572,014
2,915,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5 .00% ,
03/15/28
............ 3,825,180

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Virginia (continued)
$ 2,175,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5 .00% ,
03/15/29
............ 2,922,526
1,250,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5 .00% ,
03/15/30
............ 1,716,975
3,935,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5 .00% ,
03/15/32
............ 5,357,620
4,160,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5 .00% ,
03/15/33
............ 5,631,434
5,000,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5 .00% ,
03/15/23
(a) .......... 5,273,450
5,000,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5 .00% ,
05/15/27
............ 6,193,250
6,145,000 Virginia Public Building Authority
Advance Refunding Revenue
Bonds, Series B,
5 .00% ,
08/01/26
............ 7,713,265
2,465,000 Virginia Public Building Authority
Revenue Bonds, Series A,
5 .00% ,
08/01/21
............ 2,524,899
500,000 Virginia Public School Authority
Advance Refunding Revenue
Bonds,
5 .00% ,
02/01/26
............ 618,300
2,450,000 Virginia Public School Authority
Advance Refunding Revenue
Bonds, (State Aid Withholding),
5 .00% ,
08/01/24
............ 2,860,791
5,000,000 Virginia Public School Authority
Refunding Revenue Bonds, Series
A, (State Aid Withholding),
5 .00% ,
08/01/25
............ 6,069,150
2,790,000 Virginia Public School Authority
School Improvement Revenue
Bonds, Series A,
5 .00% ,
10/01/23
............ 3,150,942
Principal
Amount Value
Virginia (continued)
$ 2,750,000 Virginia Public School Authority
School Improvement Revenue
Bonds, Series A,
5 .00% ,
10/01/26
............ 3,481,802
1,500,000 Virginia Resources Authority Advance
Refunding Revenue,
5 .00% ,
11/01/26
............ 1,900,110
195,000 Virginia Resources Authority
Refunding Revenue Bonds,
5 .00% ,
11/01/25
............ 229,525
955,000 Virginia Resources Authority
Refunding Revenue Bonds,
5 .00% ,
11/01/25
............ 1,127,769
204,156,018
Washington — 2 .5%
1,025,000 Benton County School District No 17
Kennewick School Improvements
GO, (School Board GTY),
5 .00% ,
12/01/21
............ 1,066,769
1,050,000 Chelan County School District
No 228 Cascade School
Improvements GO, (School
Board GTY),
5 .00% ,
12/01/26
............ 1,304,236
2,100,000 City of Seattle Public Improvements
GO, Series A,
5 .00% ,
11/01/24
............ 2,478,189
1,600,000 Clark County Public Utility District
No 1 Refunding Revenue Bonds,
5 .00% ,
01/01/27
............ 1,952,384
825,000 Clark County School District No 117
Camas School Improvements
GO, (School Board GTY),
5 .00% ,
12/01/24
............ 977,122
1,000,000 County of King WA Sewer Advance
Refunding Revenue Bonds,
5 .00% ,
07/01/30
............ 1,271,310
7,000,000 County of King WA Sewer Revenue
Sewer Improvement Revenue
Bonds, Series B,
5 .00% ,
07/01/29
............ 9,182,320
10,000,000 Energy Northwest Advance Refunding
Revenue Bonds,
5 .00% ,
07/01/27
............ 12,464,900
3,000,000 Energy Northwest Advance Refunding
Revenue Bonds, Series A,
5 .00% ,
07/01/27
............ 3,608,010

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Washington (continued)
$ 3,900,000 Energy Northwest Refunding Revenue
Bonds, Series A,
5 .00% ,
07/01/28
............ 4,157,400
1,035,000 King County Refunding GO,
5 .00% ,
07/01/25
............ 1,227,396
5,395,000 King County Refunding GO,
5 .00% ,
07/01/26
............ 6,385,144
9,000,000 King County School District No 411
Issaquah School Improvement
GO, (School Board GTY),
5 .00% ,
12/01/32
............ 11,450,340
3,000,000 King County School District No 411
Issaquah School Improvement
GO, (School Board GTY),
5 .00% ,
12/01/33
............ 3,804,150
1,180,000 Nooksack Valley School District No
506 School Improvements GO,
(School Board GTY),
5 .00% ,
12/01/24
............ 1,391,621
2,995,000 Pierce County School District No 10
Tacoma Current Refunding GO,
(School Board GTY),
5 .00% ,
12/01/26
............ 3,660,010
1,000,000 Pierce County School District No
402 Franklin Pierce School
Improvements GO, (School
Board GTY),
5 .00% ,
12/01/30
............ 1,275,090
750,000 Port of Seattle Inter Lien Refunding
Revenue Bonds,
5 .00% ,
02/01/27
............ 899,333
5,000,000 Port of Seattle Refunding GO,
5 .00% ,
06/01/24
............ 5,797,700
1,120,000 Skagit County Consolidated School
District No 320 Mount Vernon
School Improvements Refunding
GO, (School Board GTY),
5 .00% ,
12/01/23
............ 1,269,722
750,000 Snohomish County Public Utility
District No 1 Current Refunding
Revenue Bonds, Series A,
5 .00% ,
12/01/23
............ 851,400
750,000 Snohomish County Public Utility
District No 1 Current Refunding
Revenue Bonds, Series A,
5 .00% ,
12/01/24
............ 885,765
5,000,000 Snohomish County School District
No 201 Refunding GO (School
Board GTY),
5 .00% ,
12/01/25
............ 5,790,450
Principal
Amount Value
Washington (continued)
$ 360,000 Spokane County School District No
354 Mead School Improvement
GO, (School Board GTY),
5 .00% ,
12/01/22
............ 391,835
3,195,000 State of Washington Public
Improvements GO, Series B,
5 .00% ,
08/01/27
............ 3,994,581
5,475,000 State of Washington Public
Improvements GO, Series C,
5 .00% ,
02/01/30
............ 6,483,659
800,000 State of Washington Refunding GO,
Series R-2012C,
5 .00% ,
07/01/23
............ 854,808
2,315,000 State of Washington School
Improvements GO, Series C,
5 .00% ,
02/01/27
............ 2,952,898
3,100,000 State of Washington Senior 520
Corridor Program Highway
Improvements Revenue Bonds,
Series C,
5 .00% ,
06/01/29
............ 3,826,609
4,435,000 Yakima County School District No 7
Yakima Advance Refunding GO,
(School Board GTY),
5 .00% ,
12/01/24
............ 5,239,686
106,894,837
Wisconsin — 1 .6%
9,140,000 State of Wisconsin Advance Refunding
GO, Series 3,
5 .00% ,
11/01/28
............ 11,738,685
4,700,000 State of Wisconsin Clean Water
Fund Leveraged Loan Portfolio
Advance Refunding Revenue
Bonds,
5 .00% ,
06/01/29
(a) .......... 5,443,399
1,000,000 State of Wisconsin Clean Water
Fund Leveraged Loan Portfolio
Advance Refunding Revenue
Bonds, Series 1,
5 .00% ,
06/01/23
............ 1,111,800
1,000,000 State of Wisconsin Clean Water
Fund Leveraged Loan Portfolio
Refunding Revenue Bonds, Series
1,
5 .00% ,
06/01/26
(a) .......... 1,111,800
14,000,000 State of Wisconsin Current Refunding
Revenue Bonds, Series A,
5 .00% ,
05/01/29
............ 17,739,960

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Wisconsin (continued)
$ 10,465,000 State of Wisconsin Environmental
Improvement Fund Revenue,
Green Bond, Series A,
5 .00% ,
06/01/35
............ 13,937,915
1,200,000 State of Wisconsin General Fund
Advance Refunding Revenue
Bonds, Series B,
5 .00% ,
05/01/27
............ 1,483,224
3,205,000 State of Wisconsin Public
Improvements GO, Series B,
5 .00% ,
05/01/30
(a) .......... 3,400,281
1,900,000 State of Wisconsin Refunding Bonds
GO, Series 3,
5 .00% ,
11/01/25
............ 2,061,310
1,000,000 State of Wisconsin Refunding GO,
Series 1,
5 .00% ,
05/01/24
............ 1,110,600
2,770,000 State of Wisconsin Refunding GO,
Series 2,
5 .00% ,
11/01/26
............ 3,507,069
860,000 State of Wisconsin Refunding Notes
GO, Series A,
5 .00% ,
05/01/28
............ 1,027,966
5,000,000 Wisconsin Department of
Transportation,
1 .01% ,
07/01/26
............ 5,046,050
2,250,000 Wisconsin Health & Educational
Facilities Authority Refunding
Revenue Bonds, Series A,
5 .13% ,
04/15/31
(a) .......... 2,488,680
71,208,739
Total Municipal Bonds
(Cost $3,825,487,165)
$ 3,992,315,521
CORPORATE BONDS — 2.0%
United States — 2 .0%
4,500,000 Andrew W Mellon Foundation (The),
Series 2020,
0 .95% ,
08/01/27
............ 4,488,404
5,000,000 Ascension Health, Series B,
2 .53% ,
11/15/29
............ 5,362,275
3,000,000 BayCare Health System, Inc., Series
2020,
2 .61% ,
11/15/22
............ 3,114,658
2,000,000 BayCare Health System, Inc., Series
2020,
2 .70% ,
11/15/23
............ 2,102,432
Principal
Amount Value
United States (continued)
$ 5,000,000 Baylor Scott & White Holdings, Series
2021,
0 .83% ,
11/15/25
............ 5,025,429
10,000,000 Baylor Scott & White Holdings, Series
2021,
1 .78% ,
11/15/30
............ 10,086,589
1,750,000 Bon Secours Mercy Health, Inc.,
1 .35% ,
06/01/25
............ 1,782,926
8,000,000 Brown University in Providence in
the State of Rhode Island and
Providence Plant, Series A,
1 .91% ,
09/01/30
............ 8,140,748
5,000,000 Leland Stanford Junior University
(The),
1 .29% ,
06/01/27
............ 5,134,504
5,750,000 PeaceHealth Obligated Group, Series
2020,
1 .38% ,
11/15/25
............ 5,871,613
1,000,000 Smithsonian Institution,
1 .77% ,
09/01/28
............ 1,017,971
5,000,000 Stanford Health Care, Series 2020,
3 .31% ,
08/15/30
............ 5,668,009
16,000,000 Yale University, Series 2020,
0 .87% ,
04/15/25
............ 16,211,636
12,550,000 Yale University, Series 2020,
1 .48% ,
04/15/30
............ 12,591,497
Total Corporate Bonds
(Cost $85,213,740)
$ 86,598,691
U.S. GOVERNMENT SECURITIES — 3.5%
U.S. Treasury Notes — 3 .5%
100,000,000 1 .50% ,
03/31/23
................ 102,937,500
46,000,000 2 .25% ,
01/31/24
................ 48,826,484
Total U.S. Government Securities
(Cost $146,712,851)
151,763,984
Shares
INVESTMENT COMPANY — 3.6%
155,490,135 SEI Daily Income Trust Government
II Fund - Class A , 0 .01% (d) ... 155,490,135
Total Investment Company
(Cost $155,490,135)
155,490,135
TOTAL INVESTMENTS — 100.7%
(Cost $4,212,903,891)
$ 4,386,168,331
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.7)%
(30,617,963)
NET ASSETS — 100.0%
$ 4,355,550,368

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
The following abbreviations are used in the report:
(a) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2021.
(c) These securities are subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at the stated
maturity date.
(d) The rate shown represents the current yield as of January 31, 2021.
AGM — Assured Guaranty Municipal Corp.
COP — Certificates of Participation
GO — General Obligation
GTY — Guaranty
NATL-RE — Insured by National Public Finance Guarantee Corp.
PSF-GTD — Permanent School Fund Guarantee
Q-SBLF — Qualified-School Board Loan Fund
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
Alabama .................................... 1 .3%
Arizona ..................................... 1 .5
Arkansas .................................... 0 .2
California ................................... 3 .4
Colorado .................................... 1 .1
Connecticut ................................. 2 .4
Delaware .................................... 2 .4
District of Columbia ........................... 1 .7
Florida ..................................... 2 .0
Georgia ..................................... 4 .7
Hawaii ..................................... 2 .9
Idaho ...................................... 0 .1
Illinois ..................................... 0 .1
Indiana ..................................... 0 .1
Iowa ....................................... 0 .6
Kansas ..................................... 0 .0 *
Maine ...................................... 0 .1
Maryland ................................... 5 .6
Massachusetts ................................ 3 .8
Michigan ................................... 0 .3
Minnesota ................................... 1 .0
Mississippi .................................. 0 .3
Missouri .................................... 0 .1
Montana .................................... 0 .1
New Hampshire .............................. 0 .2
New Jersey .................................. 2 .9
New York ................................... 16 .7
North Carolina ............................... 2 .3
Ohio ....................................... 3 .5
Oklahoma ................................... 0 .9
Oregon ..................................... 1 .0
Pennsylvania ................................. 1 .1
Rhode Island ................................. 0 .3
South Carolina ............................... 0 .6
South Dakota ................................ 0 .9
Tennessee ................................... 0 .6
Texas ....................................... 15 .5
Utah ....................................... 0 .5
Virginia .................................... 4 .7
Washington .................................. 2 .5
Wisconsin ................................... 1 .6
Other ** ..................................... 8 .4
100 .0%
* Represents less than 0.01% of net assets.
** Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.